Vanguard Russell 2000 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)1
Consumer Discretionary (13.0%)
	Marriott Vacations Worldwide Corp.	47,225	5,801
*	Deckers Outdoor Corp.	32,218	5,418
	Churchill Downs Inc.	38,706	5,032
*	Chegg Inc.	127,789	4,954
*	Helen of Troy Ltd.	27,657	4,464
	Aaron's Inc.	74,418	4,346
	Texas Roadhouse Inc. Class A	72,735	4,211
*	SiteOne Landscape Supply Inc.	45,004	3,995
*	Murphy USA Inc.	33,580	3,947
	Steven Madden Ltd.	92,513	3,929
	Lithia Motors Inc. Class A	24,380	3,915
*	Eldorado Resorts Inc.	72,565	3,883
*	RH	18,220	3,746
	TEGNA Inc.	239,483	3,676
	Strategic Education Inc.	23,489	3,329
	KB Home	94,438	3,266
^	Cracker Barrel Old Country Store Inc.	21,201	3,259
*	Cimpress NV	23,898	3,062
	Wolverine World Wide Inc.	92,441	2,967
*	BJ's Wholesale Club Holdings Inc.	122,896	2,913
*	Visteon Corp.	30,755	2,877
	LCI Industries	26,867	2,860
*	Penn National Gaming Inc.	121,025	2,787
*	Fox Factory Holding Corp.	41,432	2,732
	Dana Inc.	159,078	2,696
*	Taylor Morrison Home Corp. Class A	115,918	2,692
	American Eagle Outfitters Inc.	178,180	2,667
*	Meritage Homes Corp.	39,905	2,655
	Monro Inc.	35,957	2,639
	Boyd Gaming Corp.	88,788	2,611
*	National Vision Holdings Inc.	86,281	2,606
	Wingstop Inc.	32,325	2,586
*	Sally Beauty Holdings Inc.	132,940	2,450
*	TRI Pointe Group Inc.	155,684	2,426
*	Crocs Inc.	68,348	2,385
*	Asbury Automotive Group Inc.	21,272	2,358
	Bloomin' Brands Inc.	95,869	2,306
	Jack in the Box Inc.	28,422	2,254
*	Liberty Latin America Ltd.	125,593	2,253
*	WW International Inc.	51,472	2,228
*	Meritor Inc.	87,394	2,207
*	Dorman Products Inc.	29,674	2,205
	MDC Holdings Inc.	54,668	2,163
	Callaway Golf Co.	103,090	2,142
*	Adient plc	96,556	2,111
*	Adtalem Global Education Inc.	62,199	2,098
*	Gray Television Inc.	100,244	2,029
*	Laureate Education Inc. Class A	115,459	2,003
	Group 1 Automotive Inc.	19,420	2,002

*	Instructure Inc.	37,543	1,999
	Cheesecake Factory Inc.	45,792	1,997
*	Shake Shack Inc. Class A	31,952	1,980
^	Bed Bath & Beyond Inc.	134,427	1,960
*	Avis Budget Group Inc.	65,153	1,938
*	American Woodmark Corp.	18,570	1,911
*	Cavco Industries Inc.	9,478	1,896
	PriceSmart Inc.	24,780	1,852
	Brinker International Inc.	41,137	1,843
*	Skyline Champion Corp.	55,392	1,838
	Red Rock Resorts Inc. Class A	77,040	1,803
	Kontoor Brands Inc.	48,687	1,745
*	Hertz Global Holdings Inc.	111,686	1,731
*	Fitbit Inc. Class A	247,225	1,721
*	Scientific Games Corp.	61,381	1,679
	Winnebago Industries Inc.	34,250	1,628
	Dave & Buster's Entertainment Inc.	40,076	1,610
*	Stamps.com Inc.	18,419	1,607
*	LGI Homes Inc.	22,097	1,597
	Cooper Tire & Rubber Co.	55,344	1,595
	La-Z-Boy Inc.	49,339	1,559
^	Papa John's International Inc.	24,325	1,539
	Meredith Corp.	43,893	1,538
*	Sleep Number Corp.	31,687	1,530
*	Gentherm Inc.	36,391	1,523
*	SeaWorld Entertainment Inc.	51,891	1,519
	Dine Brands Global Inc.	18,031	1,494
*	G-III Apparel Group Ltd.	49,846	1,475
*	YETI Holdings Inc.	44,659	1,421
	Rent-A-Center Inc.	53,568	1,394
	Viad Corp.	22,070	1,388
	Inter Parfums Inc.	19,350	1,364
	Oxford Industries Inc.	18,309	1,363
	Core-Mark Holding Co. Inc.	49,957	1,346
	Office Depot Inc.	599,210	1,336
	Matthews International Corp. Class A	33,930	1,301
*	M/I Homes Inc.	29,293	1,297
*	Career Education Corp.	76,051	1,269
*	Denny's Corp.	63,896	1,249
*	IMAX Corp.	57,699	1,241
*	Boot Barn Holdings Inc.	30,850	1,228
	Children's Place Inc.	16,917	1,222
*	American Axle & Manufacturing Holdings Inc.	123,416	1,217
*	Central Garden & Pet Co. Class A	48,457	1,212
	Scholastic Corp.	32,540	1,208
	Designer Brands Inc. Class A	71,590	1,181
	Standard Motor Products Inc.	23,216	1,169
	Acushnet Holdings Corp.	38,780	1,166
	Abercrombie & Fitch Co.	72,272	1,154
*	Liberty Media Corp-Liberty Braves Class C	40,298	1,140
*,^	Stitch Fix Inc. Class A	46,125	1,088
*	Sonos Inc.	77,854	1,078
	Interface Inc. Class A	63,687	1,069
	Guess? Inc.	55,211	1,063
*	MSG Networks Inc.	64,429	1,046
	Signet Jewelers Ltd.	56,899	1,045
	Caleres Inc.	44,951	984

* Cars.com Inc.	73,687	979
BJ's Restaurants Inc.	22,421	923
* Liberty Latin America Ltd. Class A	50,842	905
* Malibu Boats Inc. Class A	22,756	900
EW Scripps Co. Class A	60,041	896
Big Lots Inc.	42,676	892
Buckle Inc.	31,675	881
Sonic Automotive Inc. Class A	26,727	875
* Stoneridge Inc.	29,031	875
* Shutterstock Inc.	20,927	870
* Quotient Technology Inc.	82,254	858
* Cardlytics Inc.	15,099	846
Sturm Ruger & Co. Inc.	18,321	835
* HealthStream Inc.	28,565	832
* K12 Inc.	42,291	831
* Universal Electronics Inc.	14,738	819
* Century Communities Inc.	28,727	819
Gannett Co. Inc.	128,711	819
^ Dillard's Inc. Class A	11,343	814
* OneSpaWorld Holdings Ltd.	49,707	812
* QuinStreet Inc.	49,613	781
Marcus Corp.	24,489	770
* Michaels Cos. Inc.	93,439	764
* America's Car-Mart Inc.	6,817	745
* William Lyon Homes Class A	34,760	726
Ruth's Hospitality Group Inc.	30,841	721
Tenneco Inc. Class A	55,925	693
* Houghton Mifflin Harcourt Co.	114,023	669
* Genesco Inc.	17,609	654
* Zumiez Inc.	22,012	650
Entercom Communications Corp. Class A	136,391	645
^ GameStop Corp. Class A	99,162	629
Chico's FAS Inc.	128,688	614
* Hudson Ltd. Class A	43,790	609
* Monarch Casino & Resort Inc.	12,338	563
* GoPro Inc. Class A	138,808	561
* Hibbett Sports Inc.	19,628	557
* Liberty TripAdvisor Holdings Inc. Class A	80,125	555
* Vista Outdoor Inc.	63,757	528
Twin River Worldwide Holdings Inc.	21,708	528
* Chuy's Holdings Inc.	18,291	527
* Cooper-Standard Holdings Inc.	18,479	525
* American Outdoor Brands Corp.	59,649	521
* Regis Corp.	31,456	507
National Presto Industries Inc.	5,489	488
* Beazer Homes USA Inc.	31,725	486
* Conn's Inc.	21,954	482
* elf Beauty Inc.	28,912	479
Winmark Corp.	2,700	478
Ethan Allen Interiors Inc.	26,468	473
Cato Corp. Class A	24,452	466
^ AMC Entertainment Holdings Inc. Class A	56,814	465
National CineMedia Inc.	68,703	461
Tupperware Brands Corp.	53,777	454
* At Home Group Inc.	52,521	451
* Central European Media Enterprises Ltd. Class A	97,759	440
^ Camping World Holdings Inc. Class A	36,268	437

	Carriage Services Inc. Class A	18,106	436
*	American Public Education Inc.	17,360	430
*	Motorcar Parts of America Inc.	20,573	401
*	Franklin Covey Co.	10,734	396
*,^	JC Penney Co. Inc.	350,124	396
	Haverty Furniture Cos. Inc.	19,632	395
*	Lindblad Expeditions Holdings Inc.	25,287	392
*	Red Robin Gourmet Burgers Inc.	14,270	389
*	Fossil Group Inc.	51,427	385
*	MarineMax Inc.	23,176	384
*	1-800-Flowers.com Inc. Class A	27,237	367
	Shoe Carnival Inc.	10,328	367
*	El Pollo Loco Holdings Inc.	22,692	366
*,^	Daily Journal Corp.	1,245	354
*	Rosetta Stone Inc.	22,563	351
	Johnson Outdoors Inc. Class A	5,420	350
*	Sportsman's Warehouse Holdings Inc.	46,588	341
*	Golden Entertainment Inc.	18,776	340
	Movado Group Inc.	17,274	338
*	MasterCraft Boat Holdings Inc.	20,201	336
*,^	RealReal Inc.	19,143	329
	Clarus Corp.	25,705	324
*	Green Brick Partners Inc.	26,713	305
	Hooker Furniture Corp.	12,763	304
*	Carrols Restaurant Group Inc.	38,260	303
*	Care.com Inc.	24,068	302
*	Liberty Media Corp-Liberty Braves Class A	10,392	295
^	Tailored Brands Inc.	54,715	289
*	Express Inc.	73,386	288
*	Lumber Liquidators Holdings Inc.	31,798	283
*	Funko Inc. Class A	19,522	279
	Emerald Expositions Events Inc.	27,608	276
*	Cumulus Media Inc. Class A	15,727	273
*	Hemisphere Media Group Inc. Class A	18,911	265
	Citi Trends Inc.	12,658	260
*	Fiesta Restaurant Group Inc.	26,146	259
*	Drive Shack Inc.	67,401	259
*	Vera Bradley Inc.	22,820	252
*	Central Garden & Pet Co.	9,435	249
*,^	Overstock.com Inc.	32,724	248
*	Century Casinos Inc.	30,438	247
*	Boston Omaha Corp. Class A	11,513	246
*	Habit Restaurants Inc. Class A	22,972	244
	Nathan's Famous Inc.	3,276	244
*	Del Taco Restaurants Inc.	32,194	241
*	ZAGG Inc.	31,308	240
	Tribune Publishing Co.	19,112	239
	Tilly's Inc. Class A	24,233	239
*	Select Interior Concepts Inc. Class A	23,170	239
	Collectors Universe Inc.	8,952	235
*	Barnes & Noble Education Inc.	45,504	229
*	Eros International plc	81,385	217
	Rocky Brands Inc.	7,733	216
*	Noodles & Co. Class A	31,852	201
*	Reading International Inc. Class A	18,503	199
*	Delta Apparel Inc.	6,883	193
	Entravision Communications Corp. Class A	67,713	192

*,^	Revlon Inc. Class A	7,640	190
	RCI Hospitality Holdings Inc.	10,096	186
	Weyco Group Inc.	6,851	168
*	WideOpenWest Inc.	27,307	167
	Bassett Furniture Industries Inc.	10,810	165
	Superior Group of Cos. Inc.	11,810	159
*	Marchex Inc. Class B	38,573	155
	Flexsteel Industries Inc.	8,251	152
*	J Alexander's Holdings Inc.	14,354	149
*	MDC Partners Inc. Class A	63,132	147
*	Lovesac Co.	9,623	147
	Hamilton Beach Brands Holding Co. Class A	7,346	144
*	Lands' End Inc.	11,830	139
	Escalade Inc.	11,967	136
*	Clear Channel Outdoor Holdings Inc.	54,454	135
	Saga Communications Inc. Class A	4,254	131
	Marine Products Corp.	8,263	125
*,^	Party City Holdco Inc.	58,598	113
*	Potbelly Corp.	22,282	113
*	Biglari Holdings Inc. Class B	972	110
*	Lee Enterprises Inc.	56,350	109
*	Duluth Holdings Inc.	11,176	103
*	Peloton Interactive Inc. Class A	2,904	102
*,^	Gaia Inc. Class A	11,702	98
*	Legacy Housing Corp.	6,079	97
*	Kura Sushi USA Inc. Class A	3,508	91
*	Red Lion Hotels Corp.	23,973	84
	Lifetime Brands Inc.	12,830	84
*,^	Ascena Retail Group Inc.	173,276	78
	Bluegreen Vacations Corp.	7,888	78
*	Fluent Inc.	46,572	76
*	Container Store Group Inc.	18,218	76
*	LiveXLive Media Inc.	36,966	71
*	Vince Holding Corp.	3,044	69
*	Inspired Entertainment Inc.	9,394	66
*	Centric Brands Inc.	17,843	54
*	RTW RetailWinds Inc.	35,156	47
*	Youngevity International Inc.	9,927	44
*	Purple Innovation Inc. Class A	4,176	33
	J. Jill Inc.	18,175	32
*,^	Waitr Holdings Inc.	71,957	27
*	Biglari Holdings Inc.	5	3
			293,340
Consumer Staples (2.4%)
*	Performance Food Group Co.	113,380	5,336
	Sanderson Farms Inc.	21,910	3,628
*	Boston Beer Co. Inc. Class A	9,202	3,536
	Lancaster Colony Corp.	20,816	3,290
	J&J Snack Foods Corp.	16,648	3,080
	WD-40 Co.	15,129	2,922
*	Simply Good Foods Co.	90,902	2,512
*	Freshpet Inc.	37,919	2,038
*	Edgewell Personal Care Co.	59,627	1,858
*	Hostess Brands Inc. Class A	131,599	1,770
	Vector Group Ltd.	122,150	1,642
	Calavo Growers Inc.	17,851	1,592
	Cal-Maine Foods Inc.	34,761	1,513

	Universal Corp.	26,999	1,410
	Coca-Cola Consolidated Inc.	5,180	1,399
^	B&G Foods Inc.	71,300	1,181
	Fresh Del Monte Produce Inc.	34,176	1,118
	Medifast Inc.	12,493	1,098
*	USANA Health Sciences Inc.	14,185	1,044
*	Chefs' Warehouse Inc.	26,844	955
	John B Sanfilippo & Son Inc.	9,482	927
	Andersons Inc.	34,503	797
	Ingles Markets Inc. Class A	15,454	687
*,^	National Beverage Corp.	13,016	646
	MGP Ingredients Inc.	14,156	646
	Tootsie Roll Industries Inc.	17,953	617
	SpartanNash Co.	39,564	560
^	Rite Aid Corp.	59,756	541
*	United Natural Foods Inc.	58,162	530
^	PetMed Express Inc.	21,598	493
	Weis Markets Inc.	10,522	419
*	Primo Water Corp.	38,532	393
	Limoneira Co.	17,174	339
*	Diplomat Pharmacy Inc.	65,151	335
*	Seneca Foods Corp. Class A	7,476	292
*	GNC Holdings Inc. Class A	89,296	262
	Village Super Market Inc. Class A	9,245	261
	Turning Point Brands Inc.	9,234	255
*	Lifevantage Corp.	15,370	232
*,^	HF Foods Group Inc.	8,276	223
*	Craft Brew Alliance Inc.	12,931	213
*,^	New Age Beverages Corp.	83,639	181
*	Farmer Brothers Co.	11,805	179
	Alico Inc.	4,384	148
*	Celsius Holdings Inc.	27,625	134
*,^	22nd Century Group Inc.	129,078	133
*	Nature's Sunshine Products Inc.	9,539	96
	Natural Grocers by Vitamin Cottage Inc.	9,667	90
*,^	Pyxus International Inc.	9,058	73
*	Bridgford Foods Corp.	2,085	56
*,^	cbdMD Inc.	11,351	37
*,^	Greenlane Holdings Inc. Class A	7,463	25
			53,742
Energy (3.0%)
	World Fuel Services Corp.	71,067	3,013
	Delek US Holdings Inc.	82,725	2,838
*,^	Enphase Energy Inc.	101,140	2,212
	Arcosa Inc.	53,611	2,102
*	Sunrun Inc.	124,323	1,726
*	Matador Resources Co.	122,440	1,724
*	Dril-Quip Inc.	39,936	1,688
*	PDC Energy Inc.	69,243	1,574
	Cactus Inc. Class A	52,040	1,571
*	Oceaneering International Inc.	109,248	1,465
*	CNX Resources Corp.	205,651	1,421
	CVR Energy Inc.	32,575	1,413
	Golar LNG Ltd.	104,328	1,358
	SemGroup Corp. Class A	87,531	1,345
*	NOW Inc.	119,341	1,338
	Arch Coal Inc. Class A	17,996	1,334

*	Helix Energy Solutions Group Inc.	156,630	1,300
	TerraForm Power Inc. Class A	80,846	1,254
*	Magnolia Oil & Gas Corp. Class A	111,298	1,209
	Archrock Inc.	142,227	1,196
	Warrior Met Coal Inc.	56,944	1,169
*	Southwestern Energy Co.	599,066	1,090
*	Oil States International Inc.	65,917	1,051
	SM Energy Co.	123,318	1,025
*	Par Pacific Holdings Inc.	38,967	970
*	SRC Energy Inc.	266,051	950
*	Callon Petroleum Co.	251,284	917
	QEP Resources Inc.	262,433	858
	NexTier Oilfield Solutions Inc.	174,670	837
*	Oasis Petroleum Inc.	350,495	820
	Nabors Industries Ltd.	386,190	796
*	ProPetro Holding Corp.	87,431	754
*,^	Tellurian Inc.	103,374	754
	Peabody Energy Corp.	74,901	725
	DMC Global Inc.	15,435	711
*	Renewable Energy Group Inc.	40,184	686
*	Carrizo Oil & Gas Inc.	97,975	628
	Green Plains Inc.	40,234	614
*	Matrix Service Co.	29,291	613
*	Frank's International NV	116,232	593
*	TPI Composites Inc.	31,839	575
*	Northern Oil and Gas Inc.	321,198	572
*	Newpark Resources Inc.	96,899	568
*	REX American Resources Corp.	6,133	563
	Berry Petroleum Corp.	69,066	550
	Liberty Oilfield Services Inc. Class A	58,741	519
*	SunPower Corp.	69,326	519
*	Talos Energy Inc.	22,205	515
*	Denbury Resources Inc.	516,343	509
*	Select Energy Services Inc. Class A	65,492	503
*	Jagged Peak Energy Inc.	72,266	482
*	Whiting Petroleum Corp.	100,372	460
*	W&T Offshore Inc.	103,805	444
	SunCoke Energy Inc.	84,471	432
*	Laredo Petroleum Inc.	198,789	429
*	Gulfport Energy Corp.	176,494	418
*,^	Diamond Offshore Drilling Inc.	72,407	409
*,^	Bloom Energy Corp. Class A	60,610	395
*	Ameresco Inc. Class A	24,152	395
*	CONSOL Energy Inc.	29,899	382
	Solaris Oilfield Infrastructure Inc. Class A	34,777	373
*	Bonanza Creek Energy Inc.	20,817	363
*	Penn Virginia Corp.	14,904	360
*	Vivint Solar Inc.	47,885	352
	Brigham Minerals Inc.	17,965	348
*,^	California Resources Corp.	53,075	347
*	Noble Corp. plc	276,822	293
*	Clean Energy Fuels Corp.	149,999	293
	Falcon Minerals Corp.	43,098	278
*	SEACOR Marine Holdings Inc.	22,002	260
^	RPC Inc.	64,863	250
*	National Energy Services Reunited Corp.	26,530	243
*	Geospace Technologies Corp.	14,785	213

*	Era Group Inc.	21,795	209
	Panhandle Oil and Gas Inc. Class A	17,211	203
*	Parker Drilling Co.	10,418	199
*	Trecora Resources	23,891	184
*	Exterran Corp.	34,122	184
*	TETRA Technologies Inc.	135,108	166
*,^	McDermott International Inc.	201,996	162
	Evolution Petroleum Corp.	30,080	157
*	HighPoint Resources Corp.	124,578	156
*	Sunnova Energy International Inc.	14,873	153
*	Natural Gas Services Group Inc.	13,525	147
*	Contura Energy Inc.	21,205	141
*,^	Extraction Oil & Gas Inc.	94,478	136
*	KLX Energy Services Holdings Inc.	23,250	131
*	Ring Energy Inc.	65,617	126
*	Forum Energy Technologies Inc.	88,830	116
*	Montage Resources Corp.	23,144	114
*	SandRidge Energy Inc.	33,161	109
*,^	Comstock Resources Inc.	16,056	102
*	Altus Midstream Co. Class A	52,694	102
*	Flotek Industries Inc.	56,546	100
*	Goodrich Petroleum Corp.	10,016	98
*	Earthstone Energy Inc. Class A	21,781	97
*	Nine Energy Service Inc.	17,671	97
*	Pacific Drilling SA	30,919	88
*,^	NextDecade Corp.	12,486	82
*	RigNet Inc.	15,425	80
*	PrimeEnergy Resources Corp.	531	79
*,^	Seadrill Ltd.	65,257	73
	Amplify Energy Corp.	13,120	72
*	Covia Holdings Corp.	46,339	69
*	SilverBow Resources Inc.	7,906	69
	Hallador Energy Co.	22,523	67
*	Roan Resources Inc.	39,231	60
*	Smart Sand Inc.	21,407	50
*	Unit Corp.	56,706	49
*	Abraxas Petroleum Corp.	186,804	48
*	FTS International Inc.	39,055	41
*	Chaparral Energy Inc. Class A	37,388	40
*	US Well Services Inc.	23,807	38
*	Independence Contract Drilling Inc.	45,291	36
*	Ramaco Resources Inc.	9,150	31
*	NCS Multistage Holdings Inc.	12,354	27
	Mammoth Energy Services Inc.	15,722	25
*	Rosehill Resources Inc. Class A	12,550	15
	Cimarex Energy Co.	99	5
*	Chesapeake Energy Corp.	214	—
			67,787
Financial Services (26.0%)
	First Industrial Realty Trust Inc.	138,837	5,912
	Radian Group Inc.	225,216	5,820
	Essent Group Ltd.	106,082	5,797
	Rexford Industrial Realty Inc.	120,626	5,773
	EastGroup Properties Inc.	40,854	5,564
	Blackstone Mortgage Trust Inc. Class A	138,953	5,090
	First Financial Bankshares Inc.	143,272	4,953
	Healthcare Realty Trust Inc.	140,905	4,677

Stifel Financial Corp.	74,496	4,657
Sabra Health Care REIT Inc.	208,099	4,636
Ryman Hospitality Properties Inc.	50,544	4,510
STAG Industrial Inc.	140,897	4,366
Selective Insurance Group Inc.	64,425	4,266
IBERIABANK Corp.	57,464	4,194
Glacier Bancorp Inc.	95,631	4,193
Valley National Bancorp	357,297	4,137
Terreno Realty Corp.	71,043	4,101
United Bankshares Inc.	107,430	4,068
Hancock Whitney Corp.	99,346	4,034
RLI Corp.	43,979	4,018
Physicians Realty Trust	204,438	3,923
PS Business Parks Inc.	22,042	3,892
Community Bank System Inc.	55,965	3,797
FirstCash Inc.	46,666	3,772
Pebblebrook Hotel Trust	143,281	3,754
National Health Investors Inc.	46,081	3,732
Federated Investors Inc. Class B	106,181	3,559
CenterState Bank Corp.	136,947	3,483
Sunstone Hotel Investors Inc.	247,259	3,462
Old National Bancorp	188,562	3,409
Atlantic Union Bankshares Corp.	89,531	3,384
Agree Realty Corp.	45,188	3,379
UMB Financial Corp.	48,800	3,283
BancorpSouth Bank	105,391	3,278
RLJ Lodging Trust	189,683	3,242
Home BancShares Inc.	170,919	3,217
Washington Federal Inc.	87,096	3,206
QTS Realty Trust Inc. Class A	60,287	3,199
PotlatchDeltic Corp.	72,869	3,165
Columbia Banking System Inc.	80,964	3,164
CVB Financial Corp.	146,998	3,140
CNO Financial Group Inc.	172,173	3,120
Cathay General Bancorp	84,453	3,110
South State Corp.	37,291	3,106
Apollo Commercial Real Estate Finance Inc.	169,970	3,105
Independent Bank Corp.	36,576	3,080
Fulton Financial Corp.	179,000	3,072
Investors Bancorp Inc.	253,853	3,061
Kennedy-Wilson Holdings Inc.	135,240	3,058
Piedmont Office Realty Trust Inc. Class A	137,939	3,051
* American Equity Investment Life Holding Co.	99,316	2,952
Ameris Bancorp	67,299	2,938
Lexington Realty Trust Class B	252,302	2,796
* Cannae Holdings Inc.	74,456	2,791
Washington REIT	88,390	2,746
United Community Banks Inc.	86,764	2,690
Xenia Hotels & Resorts Inc.	124,880	2,630
Urban Edge Properties	126,789	2,628
First Financial Bancorp	107,381	2,612
WesBanco Inc.	71,334	2,602
International Bancshares Corp.	61,273	2,599
Simmons First National Corp. Class A	100,003	2,591
* Enstar Group Ltd.	12,646	2,582
WSFS Financial Corp.	57,910	2,582
Invesco Mortgage Capital Inc.	158,558	2,575

American Assets Trust Inc.	53,255	2,531
First Midwest Bancorp Inc.	117,326	2,530
First BanCorp	236,435	2,483
Acadia Realty Trust	91,515	2,460
Ares Management Corp. Class A	73,785	2,442
First Merchants Corp.	60,136	2,435
Trustmark Corp.	70,845	2,434
* NMI Holdings Inc. Class A	71,752	2,409
Argo Group International Holdings Ltd.	35,961	2,366
DiamondRock Hospitality Co.	221,724	2,284
Cadence BanCorp Class A	138,193	2,282
Kinsale Capital Group Inc.	22,501	2,278
* eHealth Inc.	24,612	2,271
Independent Bank Group Inc.	39,257	2,262
Retail Opportunity Investments Corp.	124,016	2,262
Renasant Corp.	62,773	2,222
* Genworth Financial Inc. Class A	557,483	2,208
ProAssurance Corp.	58,701	2,207
PennyMac Mortgage Investment Trust	95,488	2,205
CareTrust REIT Inc.	105,130	2,195
National Storage Affiliates Trust	65,390	2,191
* Cushman & Wakefield plc	112,913	2,189
Essential Properties Realty Trust Inc.	83,729	2,184
Great Western Bancorp Inc.	63,031	2,166
EVERTEC Inc.	66,818	2,166
Houlihan Lokey Inc. Class A	45,435	2,166
Four Corners Property Trust Inc.	75,443	2,137
Pacific Premier Bancorp Inc.	65,083	2,085
Bank of NT Butterfield & Son Ltd.	60,258	2,082
Towne Bank	73,395	2,066
Newmark Group Inc. Class A	158,185	2,064
Capitol Federal Financial Inc.	145,481	2,063
Banner Corp.	37,517	2,050
Hannon Armstrong Sustainable Infrastructure Capital Inc.	69,749	2,047
Mack-Cali Realty Corp.	95,426	2,041
LTC Properties Inc.	43,364	2,030
Easterly Government Properties Inc.	86,648	2,015
Walker & Dunlop Inc.	30,510	2,003
CoreCivic Inc.	131,370	1,990
Horace Mann Educators Corp.	45,540	1,977
Ladder Capital Corp. Class A	113,529	1,963
Hilltop Holdings Inc.	78,809	1,941
Hope Bancorp Inc.	133,086	1,931
Senior Housing Properties Trust	261,077	1,911
ServisFirst Bancshares Inc.	52,432	1,906
Global Net Lease Inc.	92,954	1,895
NBT Bancorp Inc.	47,005	1,880
* Axos Financial Inc.	63,615	1,873
* Redfin Corp.	97,130	1,873
Westamerica Bancorporation	28,709	1,866
Northwest Bancshares Inc.	110,472	1,838
* PRA Group Inc.	49,667	1,820
GEO Group Inc.	131,207	1,819
Heartland Financial USA Inc.	38,331	1,810
Kite Realty Group Trust	91,220	1,765
First Interstate BancSystem Inc. Class A	41,664	1,754
Office Properties Income Trust	52,569	1,754

American Finance Trust Inc.	117,832	1,743
* Cardtronics plc Class A	41,096	1,735
Moelis & Co. Class A	52,311	1,724
Redwood Trust Inc.	106,107	1,717
Universal Health Realty Income Trust	14,140	1,685
Cohen & Steers Inc.	25,102	1,685
* Seacoast Banking Corp. of Florida	55,641	1,655
Provident Financial Services Inc.	67,971	1,653
Eagle Bancorp Inc.	37,146	1,650
Alexander & Baldwin Inc.	75,551	1,638
Artisan Partners Asset Management Inc. Class A	55,156	1,636
New York Mortgage Trust Inc.	258,067	1,608
Berkshire Hills Bancorp Inc.	50,942	1,607
National General Holdings Corp.	74,627	1,589
Safety Insurance Group Inc.	16,261	1,588
Seritage Growth Properties Class A	37,141	1,570
Monmouth Real Estate Investment Corp.	101,900	1,562
Industrial Logistics Properties Trust	71,524	1,548
First Commonwealth Financial Corp.	108,046	1,535
^ Tanger Factory Outlet Centers Inc.	100,703	1,533
First Busey Corp.	57,143	1,520
Employers Holdings Inc.	34,755	1,493
Veritex Holdings Inc.	57,132	1,486
Independence Realty Trust Inc.	99,341	1,484
FGL Holdings	160,551	1,466
Park National Corp.	14,605	1,465
AMERISAFE Inc.	21,021	1,421
City Holding Co.	17,691	1,406
S&T Bancorp Inc.	37,143	1,401
Hamilton Lane Inc. Class A	23,963	1,390
Brookline Bancorp Inc.	86,588	1,390
Tompkins Financial Corp.	15,987	1,387
Summit Hotel Properties Inc.	114,112	1,383
Meta Financial Group Inc.	38,824	1,381
Uniti Group Inc.	204,151	1,372
Sandy Spring Bancorp Inc.	38,667	1,367
OceanFirst Financial Corp.	55,766	1,337
Realogy Holdings Corp.	125,516	1,314
James River Group Holdings Ltd.	32,644	1,291
Waddell & Reed Financial Inc. Class A	79,576	1,285
Lakeland Financial Corp.	27,177	1,281
Kearny Financial Corp.	90,504	1,276
RPT Realty	85,967	1,271
* Green Dot Corp. Class A	53,339	1,267
First Bancorp	32,327	1,264
Nelnet Inc. Class A	19,736	1,243
* Encore Capital Group Inc.	34,065	1,242
Southside Bancshares Inc.	35,346	1,241
Getty Realty Corp.	36,813	1,235
Enterprise Financial Services Corp.	27,155	1,227
Piper Jaffray Cos.	15,175	1,227
BancFirst Corp.	20,536	1,213
OFG Bancorp	55,711	1,195
Colony Credit Real Estate Inc.	88,950	1,179
Flagstar Bancorp Inc.	31,400	1,170
National Bank Holdings Corp. Class A	32,469	1,164
TriCo Bancshares	29,505	1,140

*	Mr Cooper Group Inc.	82,930	1,115
	Heritage Financial Corp.	40,286	1,111
	TPG RE Finance Trust Inc.	54,692	1,108
	Stewart Information Services Corp.	25,823	1,104
	ARMOUR Residential REIT Inc.	63,726	1,100
*	Evo Payments Inc. Class A	39,042	1,096
	Granite Point Mortgage Trust Inc.	59,761	1,086
	Boston Private Financial Holdings Inc.	91,229	1,071
*,^	Trupanion Inc.	31,289	1,066
	Meridian Bancorp Inc.	52,828	1,063
	PJT Partners Inc.	24,893	1,061
	Armada Hoffler Properties Inc.	57,940	1,046
*	Ambac Financial Group Inc.	49,684	1,034
	United Fire Group Inc.	23,294	1,024
*	Everi Holdings Inc.	75,543	1,018
*	LendingClub Corp.	72,264	998
	NexPoint Residential Trust Inc.	20,795	995
	Franklin Street Properties Corp.	113,876	992
	Investors Real Estate Trust	12,785	989
	Universal Insurance Holdings Inc.	33,612	978
	Carolina Financial Corp.	23,020	974
*	Columbia Financial Inc.	58,190	969
	Community Healthcare Trust Inc.	20,293	966
*	Triumph Bancorp Inc.	26,539	952
	PennyMac Financial Services Inc.	27,427	941
*	Focus Financial Partners Inc. Class A	33,265	935
*	Marcus & Millichap Inc.	25,234	928
	Chatham Lodging Trust	50,401	922
	Stock Yards Bancorp Inc.	22,273	922
^	Innovative Industrial Properties Inc.	11,869	919
	TrustCo Bank Corp. NY	104,499	918
	German American Bancorp Inc.	27,220	917
	ConnectOne Bancorp Inc.	36,381	916
	Lakeland Bancorp Inc.	53,514	893
	Central Pacific Financial Corp.	30,636	890
	Cass Information Systems Inc.	15,457	873
	Washington Trust Bancorp Inc.	16,594	866
	Virtus Investment Partners Inc.	7,297	860
	Bryn Mawr Bank Corp.	21,823	857
^	Washington Prime Group Inc.	204,838	852
	Preferred Bank	15,392	849
	iStar Inc.	65,138	846
*	Enova International Inc.	36,119	832
	Univest Financial Corp.	31,542	824
	Federal Agricultural Mortgage Corp.	9,884	821
*	MBIA Inc.	87,248	814
	Northfield Bancorp Inc.	47,888	809
	Oritani Financial Corp.	43,210	804
	1st Source Corp.	15,474	796
	Capstead Mortgage Corp.	102,167	795
	Urstadt Biddle Properties Inc. Class A	32,412	790
*	HomeStreet Inc.	24,553	784
	RMR Group Inc. Class A	16,622	781
*	Third Point Reinsurance Ltd.	81,523	779
	Horizon Bancorp Inc.	40,899	770
	Gladstone Commercial Corp.	33,582	765
*	Allegiance Bancshares Inc.	21,288	764

Community Trust Bancorp Inc.	16,939	761
Banc of California Inc.	49,558	761
Alexander's Inc.	2,332	761
RE/MAX Holdings Inc. Class A	19,550	750
Origin Bancorp Inc.	20,902	746
Great Southern Bancorp Inc.	12,118	740
Brightsphere Investment Group Inc.	76,357	735
Camden National Corp.	16,792	729
Banco Latinoamericano de Comercio Exterior SA	33,796	729
* Customers Bancorp Inc.	31,014	725
New Senior Investment Group Inc.	91,474	718
FB Financial Corp.	18,623	717
WisdomTree Investments Inc.	147,077	715
* St. Joe Co.	36,936	702
First Foundation Inc.	42,736	700
Dime Community Bancshares Inc.	34,642	698
* INTL. FCStone Inc.	17,427	697
Saul Centers Inc.	12,981	690
Preferred Apartment Communities Inc. Class A	49,034	675
QCR Holdings Inc.	16,114	674
Midland States Bancorp Inc.	23,965	673
Bank of Marin Bancorp	14,674	662
B. Riley Financial Inc.	22,618	661
* World Acceptance Corp.	6,901	656
Hanmi Financial Corp.	33,020	648
* Nicolet Bankshares Inc.	8,945	648
* TriState Capital Holdings Inc.	26,640	645
CatchMark Timber Trust Inc. Class A	54,195	643
Peoples Bancorp Inc.	19,652	643
First Defiance Financial Corp.	21,200	639
Front Yard Residential Corp.	54,678	634
National Western Life Group Inc. Class A	2,514	634
First of Long Island Corp.	26,126	633
First Financial Corp.	14,284	632
Flushing Financial Corp.	29,455	624
Opus Bank	24,151	621
CorEnergy Infrastructure Trust Inc.	14,022	620
UMH Properties Inc.	39,602	618
Mercantile Bank Corp.	17,498	617
Peapack Gladstone Financial Corp.	20,615	616
State Auto Financial Corp.	18,777	616
* Bancorp Inc.	55,349	614
Ellington Financial Inc.	33,843	613
FBL Financial Group Inc. Class A	10,558	608
First Bancshares Inc.	18,073	607
* Watford Holdings Ltd.	22,305	603
CBTX Inc.	19,975	590
Whitestone REIT	41,728	586
Retail Value Inc.	16,443	584
Western Asset Mortgage Capital Corp.	56,596	582
Bridge Bancorp Inc.	17,760	580
City Office REIT Inc.	42,748	574
United Community Financial Corp.	51,268	570
Heritage Commerce Corp.	45,406	568
AG Mortgage Investment Trust Inc.	35,979	560
First Mid Bancshares Inc.	16,014	560
Financial Institutions Inc.	17,080	556

KKR Real Estate Finance Trust Inc.	27,467	555
Hersha Hospitality Trust Class A	38,508	546
Ready Capital Corp.	33,917	535
* Carter Bank & Trust	24,955	527
Independent Bank Corp.	23,488	525
Live Oak Bancshares Inc.	28,100	513
^ Goosehead Insurance Inc. Class A	12,597	510
First Community Bankshares Inc.	16,735	510
People's Utah Bancorp	17,314	508
CNB Financial Corp.	16,038	508
Arrow Financial Corp.	14,090	505
Republic Bancorp Inc. Class A	10,703	494
Franklin Financial Network Inc.	14,470	494
Waterstone Financial Inc.	25,925	489
* Cowen Inc. Class A	31,749	486
Global Medical REIT Inc.	34,776	484
* Equity Bancshares Inc. Class A	16,398	483
Diamond Hill Investment Group Inc.	3,515	480
Safehold Inc.	11,738	479
* Byline Bancorp Inc.	25,697	473
* Amerant Bancorp Inc.	21,333	470
One Liberty Properties Inc.	17,182	469
* Atlantic Capital Bancshares Inc.	24,699	467
Ares Commercial Real Estate Corp.	29,822	466
HomeTrust Bancshares Inc.	17,503	457
Ladenburg Thalmann Financial Services Inc.	130,947	457
American National Bankshares Inc.	11,805	447
CorePoint Lodging Inc.	44,024	445
MidWestOne Financial Group Inc.	13,085	445
^ Pennsylvania REIT	76,472	440
* I3 Verticals Inc. Class A	15,955	436
Farmers National Banc Corp.	28,258	433
Bank First Corp.	6,368	432
Bar Harbor Bankshares	16,813	431
Dynex Capital Inc.	25,436	430
Capital City Bank Group Inc.	14,814	429
West Bancorporation Inc.	17,644	428
Sierra Bancorp	15,609	418
Exantas Capital Corp.	34,151	411
Jernigan Capital Inc.	23,459	410
Heritage Insurance Holdings Inc.	29,317	401
Orchid Island Capital Inc.	70,650	401
Old Second Bancorp Inc.	31,500	389
* FRP Holdings Inc.	7,760	387
Anworth Mortgage Asset Corp.	108,771	383
* Tejon Ranch Co.	23,154	381
* Assetmark Financial Holdings Inc.	15,140	379
Peoples Financial Services Corp.	7,590	373
* Citizens Inc. Class A	54,444	371
PCSB Financial Corp.	18,112	369
Cambridge Bancorp	4,721	368
Civista Bancshares Inc.	16,884	366
Sculptor Capital Management Inc. Class A	18,481	358
RBB Bancorp	17,835	357
Citizens & Northern Corp.	13,410	353
* Palomar Holdings Inc. Class A	6,461	353
* Metropolitan Bank Holding Corp.	7,717	348

	Southern National Bancorp of Virginia Inc.	21,697	346
*	Donnelley Financial Solutions Inc.	34,230	344
*	Spirit of Texas Bancshares Inc.	14,790	338
	Consolidated-Tomoka Land Co.	5,386	338
	Business First Bancshares Inc.	13,718	337
	Home Bancorp Inc.	8,699	336
*,^	Paysign Inc.	32,673	335
*	Greenlight Capital Re Ltd. Class A	31,969	334
	BBX Capital Corp. Class A	71,932	329
	Southern Missouri Bancorp Inc.	8,800	329
	Braemar Hotels & Resorts Inc.	33,522	329
*	Southern First Bancshares Inc.	7,669	328
	SmartFinancial Inc.	14,216	324
	Summit Financial Group Inc.	12,005	324
	First Bancorp Inc.	11,282	321
*	Bridgewater Bancshares Inc.	24,975	319
*	Regional Management Corp.	9,781	318
	HCI Group Inc.	6,855	317
	Enterprise Bancorp Inc.	9,843	314
	Bluerock Residential Growth REIT Inc. Class A	25,178	309
	Macatawa Bank Corp.	28,583	306
*	HarborOne Bancorp Inc.	28,729	305
	Oppenheimer Holdings Inc. Class A	10,671	304
	Greenhill & Co. Inc.	17,839	303
	Guaranty Bancshares Inc.	9,085	300
*	On Deck Capital Inc.	72,851	299
	Hingham Institution for Savings	1,552	298
	National Bankshares Inc.	6,928	297
	United Insurance Holdings Corp.	23,003	292
*	EZCORP Inc. Class A	56,739	291
	Amalgamated Bank Class A	15,180	290
	Farmers & Merchants Bancorp Inc.	11,045	287
	Great Ajax Corp.	18,590	283
	Westwood Holdings Group Inc.	9,115	281
	Ames National Corp.	9,921	280
*	Hallmark Financial Services Inc.	14,580	278
	Century Bancorp Inc. Class A	3,170	277
	Territorial Bancorp Inc.	8,726	277
	Ashford Hospitality Trust Inc.	100,358	276
	Northrim BanCorp Inc.	7,356	276
	Capstar Financial Holdings Inc.	16,302	274
^	CBL & Associates Properties Inc.	189,154	272
	Central Valley Community Bancorp	12,821	271
	ACNB Corp.	7,647	269
	FS Bancorp Inc.	4,472	267
	Global Indemnity Ltd.	9,280	267
*	Baycom Corp.	12,145	267
	Premier Financial Bancorp Inc.	14,410	262
	Cherry Hill Mortgage Investment Corp.	17,443	261
	Gladstone Land Corp.	20,551	261
	Investar Holding Corp.	10,402	260
	Luther Burbank Corp.	22,365	259
*	Curo Group Holdings Corp.	18,931	258
	Western New England Bancorp Inc.	26,227	257
	First Choice Bancorp	11,276	257
	Cedar Realty Trust Inc.	95,742	256
	Reliant Bancorp Inc.	11,405	255

	MutualFirst Financial Inc.	6,400	254
	Orrstown Financial Services Inc.	11,447	251
	Investors Title Co.	1,557	250
	LCNB Corp.	13,395	248
	First Capital Inc.	3,621	246
*	Safeguard Scientifics Inc.	21,331	246
	Timberland Bancorp Inc.	8,289	246
	First Internet Bancorp	10,796	245
	Penns Woods Bancorp Inc.	7,680	243
	Parke Bancorp Inc.	10,070	241
*	Howard Bancorp Inc.	14,412	240
*	Forestar Group Inc.	11,767	240
	Shore Bancshares Inc.	14,133	237
	Arlington Asset Investment Corp. Class A	40,189	235
	Independence Holding Co.	5,556	235
*	Ocwen Financial Corp.	150,229	234
*	FVCBankcorp Inc.	13,549	232
	PCB Bancorp	13,516	231
	Codorus Valley Bancorp Inc.	10,755	231
	First Business Financial Services Inc.	9,228	231
	Norwood Financial Corp.	6,441	225
	MVB Financial Corp.	10,544	225
*	PICO Holdings Inc.	20,414	224
*	Entegra Financial Corp.	7,460	224
	Bank of Commerce Holdings	19,423	222
*	Select Bancorp Inc.	18,327	219
	Bankwell Financial Group Inc.	7,440	218
	SB One Bancorp	9,167	217
	Tiptree Inc.	27,802	217
	Evans Bancorp Inc.	5,273	215
*	Richmond Mutual Bancorporation Inc.	14,666	213
	BankFinancial Corp.	15,581	213
	BCB Bancorp Inc.	15,606	211
	Community Bankers Trust Corp.	24,161	210
	Marlin Business Services Corp.	9,740	209
	Mid Penn Bancorp Inc.	7,702	208
*	International Money Express Inc.	15,188	206
	C&F Financial Corp.	3,634	205
	Fidelity D&D Bancorp Inc.	3,109	204
^	Farmland Partners Inc.	30,525	204
	First Bank	18,634	202
	Crawford & Co. Class A	18,405	202
	BRT Apartments Corp.	10,887	200
*	Rafael Holdings Inc. Class B	11,723	198
*,^	Health Insurance Innovations Inc. Class A	10,885	196
	Unity Bancorp Inc.	8,816	195
*	Malvern Bancorp Inc.	8,459	194
*,^	eXp World Holdings Inc.	17,711	194
*	Republic First Bancorp Inc.	48,752	193
	Community Financial Corp.	5,484	189
	FedNat Holding Co.	12,625	188
*	Stratus Properties Inc.	6,563	188
	ESSA Bancorp Inc.	10,619	183
	Bank of Princeton	6,264	180
	Sterling Bancorp Inc.	18,521	179
	Chemung Financial Corp.	3,906	179
	Northeast Bank	8,252	178

DNB Financial Corp.	3,855	178
* NI Holdings Inc.	10,592	177
First Northwest Bancorp	10,043	177
Prudential Bancorp Inc.	9,801	176
Pzena Investment Management Inc. Class A	19,747	176
* MMA Capital Holdings Inc.	5,476	175
* ProSight Global Inc.	10,178	175
Ohio Valley Banc Corp.	4,626	174
Franklin Financial Services Corp.	4,626	173
Protective Insurance Corp. Class B	10,228	173
* MainStreet Bancshares Inc.	7,867	173
Riverview Bancorp Inc.	23,659	171
1st Constitution Bancorp	8,393	171
Merchants Bancorp	9,513	171
Donegal Group Inc. Class A	11,580	169
* Esquire Financial Holdings Inc.	7,032	168
* Pioneer Bancorp Inc.	12,272	163
Mackinac Financial Corp.	10,153	160
Peoples Bancorp of North Carolina Inc.	5,013	158
United Security Bancshares	15,091	158
* Pacific Mercantile Bancorp	21,875	157
FNCB Bancorp Inc.	18,725	152
Hawthorn Bancshares Inc.	6,201	151
Union Bankshares Inc.	4,347	148
* Coastal Financial Corp.	8,673	147
* Medallion Financial Corp.	22,680	144
Oak Valley Bancorp	7,654	143
Level One Bancorp Inc.	5,749	141
Clipper Realty Inc.	15,609	140
Provident Financial Holdings Inc.	6,373	139
OP Bancorp	13,852	135
* PDL Community Bancorp	9,114	133
Colony Bankcorp Inc.	7,986	129
* Capital Bancorp Inc.	8,393	125
First Financial Northwest Inc.	8,456	125
Silvercrest Asset Management Group Inc. Class A	9,370	121
* Altisource Portfolio Solutions SA	6,252	113
* Provident Bancorp Inc.	9,473	112
First Guaranty Bancshares Inc.	4,990	107
GAMCO Investors Inc. Class A	5,656	102
Greene County Bancorp Inc.	3,496	101
* Elevate Credit Inc.	22,582	94
* Siebert Financial Corp.	8,643	92
* CrossFirst Bankshares Inc.	6,930	92
GAIN Capital Holdings Inc.	22,128	92
Associated Capital Group Inc. Class A	2,246	81
* Maui Land & Pineapple Co. Inc.	6,935	79
Bank7 Corp.	4,088	77
South Plains Financial Inc.	3,801	72
* Oportun Financial Corp.	2,663	56
* Griffin Industrial Realty Inc.	1,180	46
* Red River Bancshares Inc.	841	42
* Avalon GloboCare Corp.	26,202	41
* Transcontinental Realty Investors Inc.	1,124	39
* American Realty Investors Inc.	2,650	35
* Priority Technology Holdings Inc.	7,915	27
Value Line Inc.	908	25

*	GWG Holdings Inc.	2,205	23
	CIM Commercial Trust Corp.	1,566	23
			588,668
Health Care (17.4%)
*	Novocure Ltd.	95,668	8,819
*	Arrowhead Pharmaceuticals Inc.	102,823	7,507
*	Medicines Co.	83,213	7,007
*	Haemonetics Corp.	56,412	6,803
*,^	Teladoc Health Inc.	78,675	6,588
*	Amedisys Inc.	34,551	5,630
*	ACADIA Pharmaceuticals Inc.	116,024	5,255
*	Repligen Corp.	56,995	5,058
*	HealthEquity Inc.	76,283	4,797
*	Reata Pharmaceuticals Inc. Class A	24,313	4,744
*	Globus Medical Inc.	83,742	4,685
*	LivaNova plc	53,487	4,480
*	LHC Group Inc.	33,158	4,423
*	Blueprint Medicines Corp.	53,785	4,413
*	Tandem Diabetes Care Inc.	61,744	4,262
*	Global Blood Therapeutics Inc.	63,809	4,243
*	Spark Therapeutics Inc.	37,869	4,209
*	Wright Medical Group NV	138,989	4,138
*	NuVasive Inc.	57,198	4,132
*	Syneos Health Inc.	68,600	3,767
*	Neogen Corp.	56,478	3,760
*	Nevro Corp.	32,941	3,682
*	Omnicell Inc.	45,650	3,652
*	Tenet Healthcare Corp.	113,302	3,648
*	FibroGen Inc.	85,517	3,623
*	Immunomedics Inc.	192,786	3,621
	CONMED Corp.	30,013	3,400
*	MyoKardia Inc.	48,935	3,188
*	Halozyme Therapeutics Inc.	157,640	3,057
*	Mirati Therapeutics Inc.	29,997	3,023
*	AMN Healthcare Services Inc.	50,723	3,016
*,^	Intercept Pharmaceuticals Inc.	27,742	3,006
*	PTC Therapeutics Inc.	63,158	2,966
*	Amicus Therapeutics Inc.	281,987	2,955
*	HMS Holdings Corp.	95,637	2,888
*	Iovance Biotherapeutics Inc.	126,314	2,884
*	Emergent BioSolutions Inc.	50,257	2,757
*	Glaukos Corp.	42,859	2,749
*	Integer Holdings Corp.	35,813	2,716
*	NeoGenomics Inc.	105,042	2,711
*	Select Medical Holdings Corp.	121,223	2,680
*	Quidel Corp.	39,003	2,676
*	Arena Pharmaceuticals Inc.	55,038	2,608
*	Biohaven Pharmaceutical Holding Co. Ltd.	43,056	2,468
*	Acceleron Pharma Inc.	49,615	2,429
	Ensign Group Inc.	55,744	2,421
*	Ultragenyx Pharmaceutical Inc.	60,201	2,387
*	Portola Pharmaceuticals Inc.	82,405	2,353
*	Medpace Holdings Inc.	30,419	2,332
*	Ligand Pharmaceuticals Inc.	20,400	2,305
*	Insmed Inc.	98,172	2,263
*	Natera Inc.	61,621	2,249
*	Zogenix Inc.	47,004	2,246

*	Cambrex Corp.	37,125	2,226
*	Prestige Consumer Healthcare Inc.	55,603	2,100
*	Heron Therapeutics Inc.	81,331	2,079
*	Pacira BioSciences Inc.	44,747	2,068
*	Xencor Inc.	52,173	2,056
*,^	Allakos Inc.	21,436	2,036
*	Ironwood Pharmaceuticals Inc. Class A	169,103	2,033
*	Myriad Genetics Inc.	77,197	1,987
*	Allscripts Healthcare Solutions Inc.	182,904	1,972
*	iRhythm Technologies Inc.	27,284	1,967
*	Invitae Corp.	95,548	1,901
*	Magellan Health Inc.	24,158	1,878
*	Momenta Pharmaceuticals Inc.	108,537	1,823
*	Avanos Medical Inc.	52,191	1,809
*	STAAR Surgical Co.	48,912	1,803
	Patterson Cos. Inc.	92,278	1,796
*	Ra Pharmaceuticals Inc.	38,281	1,789
*	Cardiovascular Systems Inc.	37,699	1,718
*	BioTelemetry Inc.	36,622	1,696
*	Merit Medical Systems Inc.	59,116	1,655
*	Editas Medicine Inc.	54,599	1,653
	US Physical Therapy Inc.	13,847	1,618
*	REGENXBIO Inc.	36,784	1,540
*	Veracyte Inc.	52,038	1,495
*	Inogen Inc.	20,157	1,484
*	R1 RCM Inc.	114,522	1,476
*	Brookdale Senior Living Inc.	203,546	1,453
*	Audentes Therapeutics Inc.	49,492	1,437
*	Apellis Pharmaceuticals Inc.	53,277	1,432
*	Epizyme Inc.	85,628	1,415
*	Esperion Therapeutics Inc.	27,463	1,410
*	Dicerna Pharmaceuticals Inc.	57,054	1,373
*	Aimmune Therapeutics Inc.	48,918	1,366
*	Sangamo Therapeutics Inc.	126,388	1,365
*	ChemoCentryx Inc.	44,890	1,361
*	Corcept Therapeutics Inc.	105,698	1,356
*	Tactile Systems Technology Inc.	20,025	1,286
*	Supernus Pharmaceuticals Inc.	54,328	1,270
*	Endo International plc	247,737	1,258
*	Varex Imaging Corp.	41,531	1,243
*	Coherus Biosciences Inc.	68,266	1,228
*	AtriCure Inc.	40,855	1,215
*	Gossamer Bio Inc.	47,241	1,205
*,^	Allogene Therapeutics Inc.	42,716	1,204
*	Enanta Pharmaceuticals Inc.	18,875	1,202
*	Natus Medical Inc.	37,184	1,189
*	Tivity Health Inc.	52,300	1,185
*	ArQule Inc.	123,372	1,183
*	Athenex Inc.	75,204	1,172
	National HealthCare Corp.	13,484	1,146
*,^	Cara Therapeutics Inc.	43,776	1,137
*	Karyopharm Therapeutics Inc.	64,654	1,133
*	Radius Health Inc.	49,630	1,112
	Atrion Corp.	1,576	1,111
*	NextGen Healthcare Inc.	60,216	1,109
*	Spectrum Pharmaceuticals Inc.	122,552	1,100
*,^	Axsome Therapeutics Inc.	27,634	1,088

*	Addus HomeCare Corp.	11,613	1,082
*	Theravance Biopharma Inc.	48,434	1,054
*	Hanger Inc.	39,837	1,044
*	Inspire Medical Systems Inc.	14,642	1,039
*	CryoLife Inc.	40,101	992
*	NanoString Technologies Inc.	36,699	988
*	Deciphera Pharmaceuticals Inc.	20,842	986
	Luminex Corp.	46,190	976
*	Tricida Inc.	23,985	958
*	Vanda Pharmaceuticals Inc.	57,214	957
*	Tabula Rasa HealthCare Inc.	21,421	956
*	Madrigal Pharmaceuticals Inc.	8,578	949
*	Innoviva Inc.	70,099	945
*,^	Denali Therapeutics Inc.	52,689	937
*	Achillion Pharmaceuticals Inc.	149,668	929
*	CareDx Inc.	45,177	927
*,^	ZIOPHARM Oncology Inc.	175,974	917
*	Codexis Inc.	58,019	902
*	Vericel Corp.	48,284	901
*	Orthofix Medical Inc.	19,839	901
*	Fate Therapeutics Inc.	57,343	896
*	RadNet Inc.	46,123	884
*	Aerie Pharmaceuticals Inc.	46,275	879
*	Lantheus Holdings Inc.	41,854	875
*	Revance Therapeutics Inc.	48,195	863
	National Research Corp.	13,200	852
*	Anika Therapeutics Inc.	14,697	849
*	Antares Pharma Inc.	177,474	839
*,^	Clovis Oncology Inc.	55,475	828
*	Akebia Therapeutics Inc.	130,153	819
*,^	WaVe Life Sciences Ltd.	24,623	816
*	CorVel Corp.	9,888	816
*	G1 Therapeutics Inc.	37,126	802
*	Pacific Biosciences of California Inc.	155,857	801
*	Atara Biotherapeutics Inc.	56,368	801
*	Constellation Pharmaceuticals Inc.	17,029	793
*	Arvinas Inc.	20,232	777
*	Amphastar Pharmaceuticals Inc.	39,658	774
*	Collegium Pharmaceutical Inc.	35,430	770
*	Kodiak Sciences Inc.	25,982	769
*	Providence Service Corp.	12,865	768
*	Y-mAbs Therapeutics Inc.	22,444	757
*,^	Omeros Corp.	50,874	753
*,^	Intellia Therapeutics Inc.	42,674	740
*	Intersect ENT Inc.	33,893	735
*	TG Therapeutics Inc.	89,569	734
*	Heska Corp.	7,582	724
*	Bridgebio Pharma Inc.	24,781	719
*,^	Eidos Therapeutics Inc.	12,199	687
*	Flexion Therapeutics Inc.	37,282	661
*	Cerus Corp.	151,163	656
*	Krystal Biotech Inc.	11,574	654
*	UroGen Pharma Ltd.	20,671	654
*	Pennant Group Inc.	27,882	653
*	Adverum Biotechnologies Inc.	59,487	649
*	Axogen Inc.	37,389	648
	LeMaitre Vascular Inc.	17,869	636

*	Retrophin Inc.	45,775	635
*	Kadmon Holdings Inc.	143,585	635
*	BioDelivery Sciences International Inc.	92,234	629
*	OPKO Health Inc.	393,420	626
*	Alector Inc.	33,412	623
*	ANI Pharmaceuticals Inc.	10,097	622
*	AngioDynamics Inc.	40,290	619
*	Kura Oncology Inc.	37,922	604
*	Cytokinetics Inc.	61,439	594
*	Surmodics Inc.	14,461	593
*	Eagle Pharmaceuticals Inc.	10,059	588
*	Cutera Inc.	15,250	584
*	Rocket Pharmaceuticals Inc.	32,840	578
*	ImmunoGen Inc.	159,906	577
*	Twist Bioscience Corp.	23,958	571
*	Rhythm Pharmaceuticals Inc.	25,365	569
*	Prothena Corp. plc	44,401	569
*	OraSure Technologies Inc.	67,928	550
	Phibro Animal Health Corp. Class A	22,510	546
*,^	TherapeuticsMD Inc.	217,194	545
*	Principia Biopharma Inc.	14,780	530
*	Stemline Therapeutics Inc.	49,455	529
*,^	Viking Therapeutics Inc.	71,645	524
*	Dynavax Technologies Corp. Class A	91,933	519
*	Progenics Pharmaceuticals Inc.	95,958	501
*	MacroGenics Inc.	52,573	498
*	Agenus Inc.	118,046	495
*	Catalyst Pharmaceuticals Inc.	106,334	493
*,^	PetIQ Inc. Class A	21,400	492
*	Triple-S Management Corp. Class B	25,245	483
*	Intra-Cellular Therapies Inc.	49,065	476
*	Cross Country Healthcare Inc.	39,438	476
*	Silk Road Medical Inc.	12,897	465
*,^	Livongo Health Inc.	15,987	457
	Owens & Minor Inc.	67,911	450
*,^	Accelerate Diagnostics Inc.	30,074	449
*	Odonate Therapeutics Inc.	12,922	444
*,^	Intrexon Corp.	79,077	440
*	Homology Medicines Inc.	27,295	437
	Meridian Bioscience Inc.	46,400	425
*	Dermira Inc.	52,026	423
*	Option Care Health Inc.	135,686	422
*	Rigel Pharmaceuticals Inc.	185,427	415
*	Axonics Modulation Technologies Inc.	17,000	415
*	Turning Point Therapeutics Inc.	7,314	411
	Utah Medical Products Inc.	3,836	410
*	Assembly Biosciences Inc.	24,865	403
*,^	Sorrento Therapeutics Inc.	137,702	402
*	AMAG Pharmaceuticals Inc.	37,040	394
*	OrthoPediatrics Corp.	9,827	387
*	Amneal Pharmaceuticals Inc.	102,639	386
*	Ardelyx Inc.	51,883	385
*	PDL BioPharma Inc.	123,962	384
*	Akorn Inc.	102,638	375
	Computer Programs & Systems Inc.	13,993	372
*	BioSpecifics Technologies Corp.	6,761	372
*	Surgery Partners Inc.	26,402	364

*	AnaptysBio Inc.	26,966	364
*	Avrobio Inc.	22,639	363
*	Sientra Inc.	42,339	362
*	MeiraGTx Holdings plc	18,788	362
*	Voyager Therapeutics Inc.	26,537	362
*	Quanterix Corp.	14,275	362
*	Karuna Therapeutics Inc.	5,012	360
*	Health Catalyst Inc.	8,913	354
*	Recro Pharma Inc.	21,269	352
*,^	Mallinckrodt plc	92,093	347
*	Eiger BioPharmaceuticals Inc.	26,160	344
*	BioCryst Pharmaceuticals Inc.	120,561	344
*	Pfenex Inc.	32,731	340
*	Avid Bioservices Inc.	61,550	339
*	GenMark Diagnostics Inc.	59,753	333
*	Kindred Biosciences Inc.	41,342	325
*	Translate Bio Inc.	32,183	323
	Invacare Corp.	36,918	322
*	MediciNova Inc.	45,158	322
*	Puma Biotechnology Inc.	33,723	320
*	Phreesia Inc.	11,235	316
*	CytomX Therapeutics Inc.	50,235	314
*	SI-BONE Inc.	17,627	314
*,^	Corbus Pharmaceuticals Holdings Inc.	66,249	311
*	Forty Seven Inc.	24,338	308
*	Lannett Co. Inc.	34,643	306
*	Community Health Systems Inc.	94,297	302
*	SIGA Technologies Inc.	61,571	302
*	Accuray Inc.	96,951	299
*	Alphatec Holdings Inc.	41,808	295
*,^	Rubius Therapeutics Inc.	38,257	295
*	Arcus Biosciences Inc.	35,582	294
*	Apyx Medical Corp.	36,443	291
*	Shockwave Medical Inc.	7,231	283
*,^	Geron Corp.	194,985	279
*	Magenta Therapeutics Inc.	20,993	278
*	Albireo Pharma Inc.	12,145	275
*	Joint Corp.	14,295	274
*,^	Akcea Therapeutics Inc.	13,885	270
*	ADMA Biologics Inc.	56,166	267
*	Xeris Pharmaceuticals Inc.	29,715	265
*,^	ViewRay Inc.	78,626	261
*,^	Inovio Pharmaceuticals Inc.	103,425	261
*	Optinose Inc.	27,786	260
*	Cue Biopharma Inc.	21,881	259
*	Calithera Biosciences Inc.	52,639	259
*,^	MannKind Corp.	209,239	257
*	Stoke Therapeutics Inc.	10,220	250
*	Aeglea BioTherapeutics Inc.	29,210	250
*	Cellular Biomedicine Group Inc.	13,506	244
*,^	XBiotech Inc.	21,180	243
*	Gritstone Oncology Inc.	27,810	242
*	Crinetics Pharmaceuticals Inc.	12,326	241
*	Molecular Templates Inc.	18,407	240
*,^	Evolus Inc.	16,842	236
*	SeaSpine Holdings Corp.	17,708	234
*,^	CEL-SCI Corp.	30,375	231

*	UNITY Biotechnology Inc.	29,362	227
*	GlycoMimetics Inc.	37,728	222
*	TCR2 Therapeutics Inc.	13,073	222
*	Verrica Pharmaceuticals Inc.	14,377	217
*	Pieris Pharmaceuticals Inc.	51,631	210
*	Chiasma Inc.	38,191	204
*	Minerva Neurosciences Inc.	32,684	204
*	Syros Pharmaceuticals Inc.	38,666	197
*	Fluidigm Corp.	77,101	194
*	Aldeyra Therapeutics Inc.	24,271	194
*	American Renal Associates Holdings Inc.	20,470	194
*	Athersys Inc.	145,685	192
*	Synthorx Inc.	10,680	191
*	Palatin Technologies Inc.	224,047	185
*	KalVista Pharmaceuticals Inc.	12,685	184
*	CASI Pharmaceuticals Inc.	55,341	183
*	Ocular Therapeutix Inc.	45,480	181
*	Pulse Biosciences Inc.	12,472	181
*	Vapotherm Inc.	16,345	181
*	Precision BioSciences Inc.	10,167	181
*	Replimune Group Inc.	12,950	180
*,^	Zynex Inc.	17,101	180
*	Concert Pharmaceuticals Inc.	23,389	176
*	IntriCon Corp.	9,159	172
*	Affimed NV	66,025	170
*	Scholar Rock Holding Corp.	19,590	167
*	Beyondspring Inc.	13,382	167
*	Misonix Inc.	8,088	166
*	Protagonist Therapeutics Inc.	19,008	165
*	OptimizeRx Corp.	15,273	163
*	Zynerba Pharmaceuticals Inc.	25,506	161
*,^	Lexicon Pharmaceuticals Inc.	45,600	161
*	Seres Therapeutics Inc.	40,675	161
*	Syndax Pharmaceuticals Inc.	22,007	160
*,^	ChromaDex Corp.	43,968	160
*,^	AcelRx Pharmaceuticals Inc.	85,871	160
*	NextCure Inc.	3,313	158
*,^	CorMedix Inc.	25,486	156
*	Rockwell Medical Inc.	68,175	155
*	Kiniksa Pharmaceuticals Ltd. Class A	14,527	155
*	Castlight Health Inc. Class B	110,446	153
*	Five Prime Therapeutics Inc.	38,434	151
*	Genesis Healthcare Inc.	88,826	149
*	Harpoon Therapeutics Inc.	7,849	147
*	Mersana Therapeutics Inc.	37,817	146
*	Adamas Pharmaceuticals Inc.	24,425	145
*	Spero Therapeutics Inc.	12,110	145
*	MEI Pharma Inc.	73,881	145
*,^	Galectin Therapeutics Inc.	44,712	144
*	Eloxx Pharmaceuticals Inc.	27,437	143
*	X4 Pharmaceuticals Inc.	13,126	140
*,^	Senseonics Holdings Inc.	133,138	138
*	CytoSorbents Corp.	34,149	136
*	Cymabay Therapeutics Inc.	76,767	135
*	TransMedics Group Inc.	7,084	133
*	Sutro Biopharma Inc.	11,715	130
*	Conformis Inc.	69,092	128

*,^	Novavax Inc.	26,485	128
*,^	Viela Bio Inc.	4,022	125
*	Enzo Biochem Inc.	46,792	124
*	Apollo Medical Holdings Inc.	6,702	122
*	NGM Biopharmaceuticals Inc.	7,257	120
*	BioLife Solutions Inc.	7,140	120
*	RTI Surgical Holdings Inc.	63,465	117
*,^	Catasys Inc.	7,514	116
*,^	BioSig Technologies Inc.	16,631	113
*	Abeona Therapeutics Inc.	33,202	112
*	Chimerix Inc.	50,238	111
*	Prevail Therapeutics Inc.	7,662	110
*	Anavex Life Sciences Corp.	45,363	109
*	Lineage Cell Therapeutics Inc.	120,005	108
*	Castle Biosciences Inc.	3,989	107
*,^	Envista Holdings Corp.	3,754	106
*	Akero Therapeutics Inc.	5,338	105
*,^	Paratek Pharmaceuticals Inc.	35,549	104
*	iRadimed Corp.	4,669	103
*,^	EyePoint Pharmaceuticals Inc.	64,386	99
*	Jounce Therapeutics Inc.	17,519	95
*	Kala Pharmaceuticals Inc.	22,687	95
*,^	Marker Therapeutics Inc.	27,308	91
*	Mustang Bio Inc.	28,145	89
*	Evofem Biosciences Inc.	14,570	89
*,^	Morphic Holding Inc.	5,519	88
*,^	Cortexyme Inc.	3,254	85
*	Personalis Inc.	9,499	85
*	VBI Vaccines Inc.	93,220	84
*	Acorda Therapeutics Inc.	51,329	82
*	Solid Biosciences Inc.	20,496	81
*	Cerecor Inc.	21,344	80
*	Aduro Biotech Inc.	67,267	80
*,^	Tyme Technologies Inc.	65,634	74
*	Strongbridge Biopharma plc	40,379	73
*	Marinus Pharmaceuticals Inc.	55,352	73
*	Millendo Therapeutics Inc.	9,558	73
*,^	Evelo Biosciences Inc.	15,226	69
*	Menlo Therapeutics Inc.	17,171	68
*	Celcuity Inc.	6,330	68
*	Atreca Inc.	6,710	67
*,^	Soliton Inc.	5,843	66
*	LogicBio Therapeutics Inc.	8,244	66
*	Liquidia Technologies Inc.	14,730	64
*	La Jolla Pharmaceutical Co.	22,534	62
*	Fulcrum Therapeutics Inc.	4,663	58
*	Organogenesis Holdings Inc. Class A	11,156	57
*	Neuronetics Inc.	12,958	56
*	Aclaris Therapeutics Inc.	33,732	55
*	Assertio Therapeutics Inc.	72,055	55
*,^	PolarityTE Inc.	16,884	55
*	Savara Inc.	40,179	51
*	Osmotica Pharmaceuticals plc	7,558	51
*	PhaseBio Pharmaceuticals Inc.	14,761	48
*	Kaleido Biosciences Inc.	5,431	47
*	Cyclerion Therapeutics Inc.	25,313	47
*	Baudax Bio Inc.	8,648	46

*	Kezar Life Sciences Inc.	16,547	43
*	SpringWorks Therapeutics Inc.	1,861	42
*	Calyxt Inc.	11,230	41
*	Bioxcel Therapeutics Inc.	6,414	40
*	Oncocyte Corp.	22,621	40
*,^	TransEnterix Inc.	193,764	39
*	Checkpoint Therapeutics Inc.	27,726	37
*	Synlogic Inc.	16,705	36
*	Frequency Therapeutics Inc.	2,034	34
*	AgeX Therapeutics Inc.	23,916	34
*	Aprea Therapeutics Inc.	1,348	34
*	Applied Therapeutics Inc.	1,904	33
*,^	Enochian Biosciences Inc.	4,899	28
*,^	ElectroCore Inc.	15,213	23
*	resTORbio Inc.	17,994	22
*	Acer Therapeutics Inc.	6,083	21
*	Neon Therapeutics Inc.	18,273	21
*	Hookipa Pharma Inc.	1,844	19
*	Tocagen Inc.	26,334	17
*	Exagen Inc.	918	16
*	Mirum Pharmaceuticals Inc.	2,204	16
*	IGM Biosciences Inc.	661	15
*	Satsuma Pharmaceuticals Inc.	936	15
*	Axcella Health Inc.	1,222	5
*,§	Oncternal Therapeutics Inc. CVR	846	2
^,§	Synergy Pharmaceuticals Inc.	224,815	1
			394,069
Materials & Processing (6.5%)
*	Trex Co. Inc.	64,720	5,570
*	RBC Bearings Inc.	26,706	4,430
	Cabot Microelectronics Corp.	31,937	4,261
*	Ingevity Corp.	46,310	4,182
	Louisiana-Pacific Corp.	136,790	4,057
	Simpson Manufacturing Co. Inc.	49,335	4,006
*	Rexnord Corp.	115,926	3,662
	Balchem Corp.	35,462	3,533
	Universal Forest Products Inc.	65,595	3,253
*	Builders FirstSource Inc.	125,548	3,190
*	Summit Materials Inc. Class A	123,930	2,958
	Sensient Technologies Corp.	46,654	2,953
	HB Fuller Co.	56,082	2,797
	Commercial Metals Co.	129,867	2,774
	Carpenter Technology Corp.	51,884	2,728
	PolyOne Corp.	84,541	2,666
	Innospec Inc.	26,767	2,634
^	Cleveland-Cliffs Inc.	296,000	2,365
	Belden Inc.	42,973	2,309
	AAON Inc.	45,216	2,232
*	Beacon Roofing Supply Inc.	74,782	2,217
	Stepan Co.	22,540	2,184
*	BMC Stock Holdings Inc.	73,348	2,172
	Quaker Chemical Corp.	14,456	2,157
	Minerals Technologies Inc.	38,804	2,095
	Compass Minerals International Inc.	37,571	2,077
	Comfort Systems USA Inc.	40,062	2,047
*	Masonite International Corp.	27,413	1,968
	Mueller Water Products Inc. Class A	172,857	1,950

Kaiser Aluminum Corp.	17,608	1,929
Mueller Industries Inc.	61,098	1,918
* Gibraltar Industries Inc.	35,556	1,857
* Installed Building Products Inc.	24,932	1,788
* Novagold Resources Inc.	255,267	1,777
* JELD-WEN Holding Inc.	74,304	1,690
Trinseo SA	44,489	1,690
Worthington Industries Inc.	42,577	1,631
Boise Cascade Co.	42,735	1,620
* Coeur Mining Inc.	242,780	1,593
Advanced Drainage Systems Inc.	40,180	1,533
Schweitzer-Mauduit International Inc.	33,980	1,490
* Continental Building Products Inc.	38,385	1,412
Neenah Inc.	18,456	1,343
* GCP Applied Technologies Inc.	59,691	1,335
Materion Corp.	22,407	1,319
Hecla Mining Co.	531,225	1,312
* Ferro Corp.	89,932	1,297
Greif Inc. Class A	29,608	1,278
* Livent Corp.	161,732	1,261
* Patrick Industries Inc.	24,864	1,231
Orion Engineered Carbons SA	66,450	1,208
* MRC Global Inc.	87,590	1,168
Tronox Holdings plc Class A	100,539	1,164
Apogee Enterprises Inc.	28,811	1,102
* GMS Inc.	35,363	1,095
* AK Steel Holding Corp.	345,685	954
Chase Corp.	8,040	946
* PGT Innovations Inc.	62,289	896
PH Glatfelter Co.	47,772	853
Griffon Corp.	40,046	850
* Kraton Corp.	34,274	772
* Koppers Holdings Inc.	20,615	764
* US Concrete Inc.	17,457	715
Quanex Building Products Corp.	36,421	709
* Verso Corp.	38,067	703
Innophos Holdings Inc.	21,424	683
* PQ Group Holdings Inc.	41,404	657
Myers Industries Inc.	39,085	647
* AdvanSix Inc.	30,795	623
Tredegar Corp.	28,407	612
Schnitzer Steel Industries Inc.	27,982	603
American Vanguard Corp.	31,812	512
Haynes International Inc.	13,696	503
* OMNOVA Solutions Inc.	48,187	488
Insteel Industries Inc.	20,339	474
Hawkins Inc.	10,755	444
NN Inc.	46,153	402
US Silica Holdings Inc.	80,666	398
* Century Aluminum Co.	55,219	389
Caesarstone Ltd.	24,822	389
* Unifi Inc.	15,850	386
* Clearwater Paper Corp.	17,569	385
* Northwest Pipe Co.	10,509	361
* Cornerstone Building Brands Inc.	50,542	349
* UFP Technologies Inc.	7,426	344
Kronos Worldwide Inc.	24,909	343

	Park Aerospace Corp.	20,496	334
*	Foundation Building Materials Inc.	16,295	333
	FutureFuel Corp.	28,860	324
	Greif Inc. Class B	5,778	313
*	Landec Corp.	26,787	307
	Omega Flex Inc.	3,180	305
	Gold Resource Corp.	66,413	296
*	Veritiv Corp.	14,459	265
*	TimkenSteel Corp.	44,897	261
*	Intrepid Potash Inc.	106,481	243
*	Lawson Products Inc.	4,666	241
	United States Lime & Minerals Inc.	2,246	231
*	Forterra Inc.	20,729	230
	Rayonier Advanced Materials Inc.	54,452	213
*	LB Foster Co. Class A	11,172	212
	Oil-Dri Corp. of America	5,795	210
*,^	Energy Fuels Inc.	101,983	202
	Culp Inc.	12,286	198
*	Ryerson Holding Corp.	18,090	193
*,^	Uranium Energy Corp.	198,844	176
*,^	Amyris Inc.	41,561	167
	Olympic Steel Inc.	9,911	166
	Eastern Co.	6,040	166
*	Synalloy Corp.	9,196	119
*	BlueLinx Holdings Inc.	9,977	102
*	LSB Industries Inc.	23,893	95
*	Concrete Pumping Holdings Inc.	16,523	79
*	Armstrong Flooring Inc.	17,937	72
*	Marrone Bio Innovations Inc.	59,160	64
	Valhi Inc.	29,845	58
*	NL Industries Inc.	8,634	37
	CompX International Inc.	1,898	29
			147,863
Other (0.0%)2
*	BRP Group Inc. Class A	2,675	46
*	Progyny Inc.	1,075	29
*,§	Alder BioPharmaceuticals CVR Exp. 12/31/2024	32,046	28
*,^,§ Tobira Therapeutics CVR Exp. 12/31/2028		6,201	28
*	Vir Biotechnology Inc.	2,209	26
*	Galera Therapeutics Inc.	1,996	25
*	Cabaletta Bio Inc.	1,751	24
*	Oyster Point Pharma Inc.	1,348	23
*	BellRing Brands Inc. Class A	1,096	22
*	Tela Bio Inc.	1,339	18
*,§	A Schulman Inc. CVR	30,360	13
*,§	Corium CVR	31,548	6
*,§	NewStar Financial Inc. CVR	18,788	5
*,§	Media General Inc. CVR	85,418	3
*,§	Omthera Pharmaceuticals Inc. CVR	2,012	1
*,§	Clinical Data CVR	913	—
			297
Producer Durables (14.4%)
*	Generac Holdings Inc.	67,368	6,636
	EMCOR Group Inc.	61,497	5,469
	Tetra Tech Inc.	60,110	5,307
	MAXIMUS Inc.	70,047	5,229

Brink's Co.	54,984	5,114
MSA Safety Inc.	38,883	4,819
* Axon Enterprise Inc.	64,245	4,741
KBR Inc.	155,968	4,643
* FTI Consulting Inc.	41,011	4,470
* MasTec Inc.	66,109	4,386
* Darling Ingredients Inc.	180,867	4,305
* TopBuild Corp.	37,372	4,121
* ASGN Inc.	56,287	3,772
John Bean Technologies Corp.	34,349	3,763
Exponent Inc.	56,980	3,621
* Aerojet Rocketdyne Holdings Inc.	80,464	3,557
SkyWest Inc.	55,143	3,454
UniFirst Corp.	16,675	3,439
Insperity Inc.	42,686	3,320
EnerSys	47,007	3,298
* Allegheny Technologies Inc.	138,534	3,195
GATX Corp.	39,234	3,171
Kennametal Inc.	90,459	3,151
Herman Miller Inc.	64,916	3,102
Barnes Group Inc.	51,910	3,073
Moog Inc. Class A	35,417	3,041
* Itron Inc.	37,774	3,025
Brady Corp. Class A	52,633	3,000
* Spirit Airlines Inc.	75,552	2,952
Watts Water Technologies Inc. Class A	30,373	2,945
* Proto Labs Inc.	29,709	2,879
Franklin Electric Co. Inc.	50,901	2,823
Albany International Corp. Class A	33,728	2,822
ABM Industries Inc.	73,345	2,786
* Saia Inc.	28,561	2,710
Applied Industrial Technologies Inc.	42,232	2,697
* TriNet Group Inc.	49,223	2,695
* Advanced Energy Industries Inc.	41,933	2,693
* Advanced Disposal Services Inc.	79,875	2,632
* ExlService Holdings Inc.	36,942	2,579
Hillenbrand Inc.	80,441	2,544
ESCO Technologies Inc.	28,130	2,477
Korn Ferry	62,162	2,442
Allegiant Travel Co. Class A	14,313	2,429
Deluxe Corp.	47,402	2,421
* Welbilt Inc.	143,032	2,387
Altra Industrial Motion Corp.	70,851	2,329
Triton International Ltd.	60,916	2,308
* SPX Corp.	48,108	2,299
* Casella Waste Systems Inc. Class A	49,089	2,293
* Chart Industries Inc.	39,646	2,188
* SPX FLOW Inc.	46,126	2,186
Forward Air Corp.	31,039	2,174
Federal Signal Corp.	65,799	2,167
* Atkore International Group Inc.	51,556	2,151
Otter Tail Corp.	43,404	2,134
Healthcare Services Group Inc.	82,035	2,063
Cubic Corp.	34,443	2,051
Terex Corp.	69,754	1,958
McGrath RentCorp	26,665	1,956
Badger Meter Inc.	31,500	1,953

*	Harsco Corp.	87,595	1,949
	Kaman Corp.	30,460	1,937
	Covanta Holding Corp.	130,129	1,914
	Mobile Mini Inc.	49,219	1,868
	HNI Corp.	47,156	1,853
	Aircastle Ltd.	57,691	1,846
	Werner Enterprises Inc.	49,806	1,831
*	OSI Systems Inc.	18,332	1,824
*	Hub Group Inc. Class A	35,577	1,817
	ICF International Inc.	19,994	1,794
*	Kratos Defense & Security Solutions Inc.	99,174	1,791
*	Navistar International Corp.	54,614	1,783
	Matson Inc.	46,765	1,765
*	Dycom Industries Inc.	33,523	1,745
	Steelcase Inc. Class A	95,661	1,733
	Scorpio Tankers Inc.	48,758	1,677
*	Huron Consulting Group Inc.	24,693	1,656
	AAR Corp.	36,782	1,644
*	Air Transport Services Group Inc.	64,332	1,583
	Hawaiian Holdings Inc.	51,566	1,562
*	TriMas Corp.	50,051	1,551
*	CBIZ Inc.	56,484	1,517
	Triumph Group Inc.	54,557	1,512
	Actuant Corp. Class A	61,497	1,510
	EnPro Industries Inc.	22,699	1,507
	Knoll Inc.	54,102	1,491
*	Sykes Enterprises Inc.	42,109	1,480
	Tennant Co.	19,802	1,474
	US Ecology Inc.	26,575	1,461
	Helios Technologies Inc.	32,305	1,447
*	AeroVironment Inc.	23,483	1,440
	Rush Enterprises Inc. Class A	30,560	1,400
	Raven Industries Inc.	39,534	1,359
	Douglas Dynamics Inc.	24,625	1,332
	Granite Construction Inc.	51,657	1,331
	Encore Wire Corp.	22,467	1,311
*	Conduent Inc.	190,414	1,289
	SFL Corp. Ltd.	89,727	1,271
*	Herc Holdings Inc.	26,579	1,243
	Alamo Group Inc.	10,749	1,234
	CSW Industrials Inc.	16,398	1,211
	Kadant Inc.	12,107	1,179
	H&E Equipment Services Inc.	35,199	1,162
*	SP Plus Corp.	25,116	1,101
	AZZ Inc.	28,598	1,089
	Heartland Express Inc.	50,560	1,082
	Primoris Services Corp.	48,752	1,074
	Lindsay Corp.	11,879	1,072
	Standex International Corp.	13,812	1,066
	Columbus McKinnon Corp.	25,349	1,041
*	TrueBlue Inc.	43,869	1,023
*,^	Plug Power Inc.	258,994	1,010
*	WillScot Corp. Class A	56,783	1,008
	Greenbrier Cos. Inc.	35,310	994
	Mesa Laboratories Inc.	4,220	988
	ACCO Brands Corp.	105,933	969
*	CIRCOR International Inc.	21,440	951

* Thermon Group Holdings Inc.	35,727	937
Kforce Inc.	23,712	937
Wabash National Corp.	58,946	928
* FARO Technologies Inc.	18,921	922
Astec Industries Inc.	24,530	919
Marten Transport Ltd.	43,084	910
MTS Systems Corp.	19,792	899
Pitney Bowes Inc.	187,899	885
Kimball International Inc. Class B	39,123	836
* SEACOR Holdings Inc.	19,069	807
ArcBest Corp.	27,894	803
* Vicor Corp.	19,496	801
Kelly Services Inc. Class A	36,286	795
* Astronics Corp.	26,828	782
* International Seaways Inc.	27,588	731
* Aegion Corp. Class A	33,687	730
TTEC Holdings Inc.	15,670	720
Gorman-Rupp Co.	19,271	713
DHT Holdings Inc.	96,909	711
* Great Lakes Dredge & Dock Corp.	66,526	710
* Tutor Perini Corp.	43,515	693
Barrett Business Services Inc.	7,834	692
* DXP Enterprises Inc.	17,769	685
Spartan Motors Inc.	37,807	671
* Atlas Air Worldwide Holdings Inc.	25,609	668
Hyster-Yale Materials Handling Inc.	11,152	661
* Wesco Aircraft Holdings Inc.	58,658	643
* Tidewater Inc.	41,890	641
Heidrick & Struggles International Inc.	20,517	636
* Vectrus Inc.	12,452	634
* Manitowoc Co. Inc.	38,693	619
* MYR Group Inc.	17,522	602
Argan Inc.	16,257	596
* Echo Global Logistics Inc.	29,544	592
Ennis Inc.	28,106	580
* Ducommun Inc.	11,840	579
Nordic American Tankers Ltd.	153,560	556
* BrightView Holdings Inc.	34,404	552
* NV5 Global Inc.	11,422	549
* CryoPort Inc.	34,760	547
* Team Inc.	32,884	532
Resources Connection Inc.	33,722	521
* Heritage-Crystal Clean Inc.	16,583	513
Luxfer Holdings plc	28,812	503
Teekay Tankers Ltd. Class A	26,248	496
Forrester Research Inc.	11,743	469
Miller Industries Inc.	12,170	446
Costamare Inc.	54,084	445
* Dorian LPG Ltd.	30,642	440
* CAI International Inc.	18,100	436
CRA International Inc.	8,453	433
* Sterling Construction Co. Inc.	28,754	419
GasLog Ltd.	44,540	417
Hackett Group Inc.	26,973	413
Powell Industries Inc.	9,827	409
* Modine Manufacturing Co.	54,531	405
* Napco Security Technologies Inc.	12,732	398

* Vishay Precision Group Inc.	11,482	395
VSE Corp.	9,592	391
REV Group Inc.	29,887	389
Scorpio Bulkers Inc.	59,934	367
Teekay Corp.	75,495	363
* Energy Recovery Inc.	40,830	356
* Diamond S Shipping Inc.	24,458	353
* Lydall Inc.	18,719	349
Allied Motion Technologies Inc.	7,773	348
* Blue Bird Corp.	16,650	339
Systemax Inc.	13,568	314
* Willdan Group Inc.	11,010	314
RR Donnelley & Sons Co.	77,312	307
Park-Ohio Holdings Corp.	9,554	302
* Ardmore Shipping Corp.	37,262	298
* Arlo Technologies Inc.	82,438	285
* Textainer Group Holdings Ltd.	30,806	281
* Titan Machinery Inc.	20,781	280
* Construction Partners Inc. Class A	14,006	277
* CECO Environmental Corp.	34,294	270
* Mistras Group Inc.	20,105	266
Hurco Cos. Inc.	6,940	248
* Transcat Inc.	7,550	248
Preformed Line Products Co.	3,435	247
Briggs & Stratton Corp.	45,437	243
* Commercial Vehicle Group Inc.	33,923	242
BG Staffing Inc.	11,091	240
* Eagle Bulk Shipping Inc.	49,434	236
* Radiant Logistics Inc.	43,678	234
* InnerWorkings Inc.	49,269	232
Graham Corp.	10,713	228
Rush Enterprises Inc. Class B	4,740	216
* Liquidity Services Inc.	30,517	213
* IES Holdings Inc.	9,242	200
* Willis Lease Finance Corp.	3,260	196
* American Superconductor Corp.	23,271	194
NACCO Industries Inc. Class A	4,114	194
* DHI Group Inc.	57,055	192
* Covenant Transportation Group Inc. Class A	14,074	189
^ Advanced Emissions Solutions Inc.	18,288	186
Universal Logistics Holdings Inc.	9,260	185
* GP Strategies Corp.	14,273	181
Genco Shipping & Trading Ltd.	16,901	177
* Target Hospitality Corp.	36,553	173
* Mesa Air Group Inc.	22,891	166
Titan International Inc.	55,637	163
Quad/Graphics Inc.	35,583	160
^ EVI Industries Inc.	5,018	153
* Daseke Inc.	50,852	150
* StarTek Inc.	17,525	139
* General Finance Corp.	12,366	134
* YRC Worldwide Inc.	37,209	130
* Gencor Industries Inc.	10,296	129
* Overseas Shipholding Group Inc. Class A	71,869	126
* Twin Disc Inc.	11,515	117
* US Xpress Enterprises Inc. Class A	24,384	117
* PAM Transportation Services Inc.	2,100	110

*	PRGX Global Inc.	22,008	99
*	Safe Bulkers Inc.	53,927	94
*	Information Services Group Inc.	36,971	91
*	Mayville Engineering Co. Inc.	6,984	65
*,^	Energous Corp.	30,888	65
*,^	Wrap Technologies Inc.	9,215	42
*,^	Roadrunner Transportation Systems Inc.	4,303	40
*	Charah Solutions Inc.	10,700	25
*	Exela Technologies Inc.	52,785	17
	LSC Communications Inc.	37,991	16
			324,750
Technology (12.6%)
*	Lumentum Holdings Inc.	84,253	6,206
*	Tech Data Corp.	40,080	5,807
	Science Applications International Corp.	65,379	5,580
*	Silicon Laboratories Inc.	47,347	5,015
	j2 Global Inc.	51,349	4,982
*	ACI Worldwide Inc.	126,828	4,756
*	Cirrus Logic Inc.	64,165	4,601
*	Five9 Inc.	65,881	4,491
	Blackbaud Inc.	53,815	4,460
*	Mercury Systems Inc.	59,752	4,377
	Perspecta Inc.	155,750	4,296
*	Q2 Holdings Inc.	47,564	4,016
*	Cornerstone OnDemand Inc.	62,743	3,869
*	Viavi Solutions Inc.	253,286	3,804
*	Envestnet Inc.	52,615	3,747
*	LiveRamp Holdings Inc.	73,842	3,699
*	Semtech Corp.	72,585	3,517
*	Verint Systems Inc.	72,055	3,503
	Brooks Automation Inc.	78,173	3,500
*	Novanta Inc.	37,091	3,456
*	Inphi Corp.	49,509	3,447
*	Cargurus Inc.	81,755	3,278
*	Qualys Inc.	37,452	3,277
*	Everbridge Inc.	36,618	3,220
*	Rapid7 Inc.	53,697	3,011
	Vishay Intertechnology Inc.	146,145	2,907
*	Anixter International Inc.	33,574	2,882
*	Box Inc.	157,853	2,879
*	II-VI Inc.	98,467	2,874
	Power Integrations Inc.	31,198	2,854
*	Acacia Communications Inc.	41,770	2,784
*	LivePerson Inc.	67,712	2,687
*	Rogers Corp.	20,382	2,650
*	Yelp Inc. Class A	76,396	2,649
*	Lattice Semiconductor Corp.	137,340	2,594
*,^	Cloudera Inc.	259,987	2,569
*	Insight Enterprises Inc.	39,038	2,560
*	Varonis Systems Inc.	32,657	2,551
*	Blackline Inc.	47,117	2,536
*	Fabrinet	40,159	2,429
*	Plexus Corp.	31,842	2,417
*	Sanmina Corp.	74,578	2,372
*	SailPoint Technologies Holding Inc.	94,437	2,364
*	Bottomline Technologies DE Inc.	47,199	2,336
	ManTech International Corp. Class A	29,507	2,289

*	PROS Holdings Inc.	36,222	2,256
*	CommVault Systems Inc.	44,473	2,251
*	SPS Commerce Inc.	38,539	2,171
*	Synaptics Inc.	37,049	2,118
*	Diodes Inc.	45,223	2,087
	CSG Systems International Inc.	36,240	2,073
	Progress Software Corp.	48,982	2,058
*	NetScout Systems Inc.	80,184	2,021
*	Knowles Corp.	89,614	1,963
	InterDigital Inc.	34,419	1,955
*	Appfolio Inc.	17,308	1,954
*	Verra Mobility Corp. Class A	127,649	1,911
*	Ambarella Inc.	34,773	1,903
*	FormFactor Inc.	81,898	1,895
*	Onto Innovation Inc.	53,008	1,779
*	Yext Inc.	102,515	1,769
*	Alarm.com Holdings Inc.	40,453	1,765
*	Workiva Inc. Class A	40,536	1,758
	KEMET Corp.	62,660	1,674
	NIC Inc.	72,456	1,644
*	ForeScout Technologies Inc.	45,759	1,640
*	SVMK Inc.	94,411	1,612
*	Rambus Inc.	121,585	1,587
*	Avaya Holdings Corp.	122,311	1,562
*	Zuora Inc. Class A	95,788	1,527
*	Perficient Inc.	35,527	1,502
	Methode Electronics Inc.	40,341	1,501
*,^	Appian Corp. Class A	34,413	1,483
*	TTM Technologies Inc.	109,231	1,465
*	Groupon Inc. Class A	497,658	1,443
*	Virtusa Corp.	32,088	1,434
*	Altair Engineering Inc. Class A	43,187	1,433
*	MaxLinear Inc.	71,937	1,429
	Benchmark Electronics Inc.	41,383	1,426
*	Inovalon Holdings Inc. Class A	78,556	1,414
*	MicroStrategy Inc. Class A	9,098	1,368
*,^	iRobot Corp.	30,290	1,319
*	Amkor Technology Inc.	108,411	1,311
*	MACOM Technology Solutions Holdings Inc.	50,657	1,250
*	Blucora Inc.	52,999	1,248
*	Infinera Corp.	193,423	1,234
*	ePlus Inc.	14,721	1,230
*	Tenable Holdings Inc.	40,774	1,107
*	Model N Inc.	35,728	1,087
*	3D Systems Corp.	126,673	1,075
	Xperi Corp.	54,201	1,073
	TiVo Corp.	134,801	1,053
	AVX Corp.	51,545	1,049
*	Stratasys Ltd.	56,596	1,044
*	ScanSource Inc.	28,407	1,006
*	Cision Ltd.	100,681	1,001
*	Bandwidth Inc. Class A	17,656	987
	CTS Corp.	35,723	978
	Comtech Telecommunications Corp.	25,803	975
*	Upland Software Inc.	25,154	974
*	Ultra Clean Holdings Inc.	42,871	953
	Plantronics Inc.	36,701	930

* Extreme Networks Inc.	128,209	901
Ebix Inc.	25,504	887
* Eventbrite Inc. Class A	40,080	862
* NETGEAR Inc.	33,710	846
* Parsons Corp.	21,060	843
* Photronics Inc.	71,484	841
Presidio Inc.	50,598	835
* Carbonite Inc.	36,307	835
Cohu Inc.	44,072	782
* Harmonic Inc.	94,258	779
* Benefitfocus Inc.	32,414	777
* Digital Turbine Inc.	85,787	762
* Ichor Holdings Ltd.	24,057	759
* Axcelis Technologies Inc.	35,279	756
* Vocera Communications Inc.	34,052	739
* Upwork Inc.	62,030	723
* Veeco Instruments Inc.	52,615	720
* nLight Inc.	36,109	720
* Glu Mobile Inc.	127,660	706
Maxar Technologies Inc.	65,366	680
* OneSpan Inc.	36,113	673
* TechTarget Inc.	24,822	658
* Unisys Corp.	56,140	639
QAD Inc. Class A	12,153	621
* CEVA Inc.	23,950	621
* Diebold Nixdorf Inc.	84,620	615
PC Connection Inc.	12,411	612
* TrueCar Inc.	114,223	600
* Tucows Inc. Class A	10,413	591
* Evolent Health Inc. Class A	81,232	586
* Agilysys Inc.	22,822	578
* Digi International Inc.	30,649	547
* Limelight Networks Inc.	124,896	533
* Impinj Inc.	16,289	514
* MobileIron Inc.	105,491	510
* Anterix Inc.	11,859	504
American Software Inc. Class A	31,811	503
* PDF Solutions Inc.	31,168	494
ADTRAN Inc.	52,565	483
* Loral Space & Communications Inc.	14,148	479
* Kimball Electronics Inc.	27,077	475
* Zix Corp.	58,903	444
* SMART Global Holdings Inc.	14,414	444
Simulations Plus Inc.	13,179	440
* Rubicon Project Inc.	54,036	437
* Digimarc Corp.	12,909	418
* A10 Networks Inc.	62,282	415
* Calix Inc.	51,425	399
* Telaria Inc.	47,576	397
* Meet Group Inc.	80,854	391
* PAR Technology Corp.	12,718	383
* Brightcove Inc.	42,201	377
* CalAmp Corp.	35,933	377
* Domo Inc.	19,204	361
* NeoPhotonics Corp.	42,478	348
* EverQuote Inc. Class A	9,653	340
* DSP Group Inc.	23,934	339

*	PlayAGS Inc.	29,194	335
	NVE Corp.	5,238	333
*,^	GTT Communications Inc.	37,118	329
*,^	Intelligent Systems Corp.	7,484	326
*,^	Inseego Corp.	50,213	319
*	Endurance International Group Holdings Inc.	78,380	317
*	Ooma Inc.	21,238	295
*	Mitek Systems Inc.	40,414	288
*	ChannelAdvisor Corp.	29,820	283
*	Alpha & Omega Semiconductor Ltd.	22,352	266
	Daktronics Inc.	40,948	252
*	Avid Technology Inc.	30,935	243
*,^	VirnetX Holding Corp.	68,451	242
*	Immersion Corp.	34,828	235
*	Iteris Inc.	44,806	232
*,^	Applied Optoelectronics Inc.	21,185	227
*	comScore Inc.	54,609	223
*	ShotSpotter Inc.	8,960	220
*	GTY Technology Holdings Inc.	44,187	218
*	Adesto Technologies Corp.	30,199	217
*,^	Akoustis Technologies Inc.	27,996	214
*	Telenav Inc.	36,257	207
*	KVH Industries Inc.	18,101	207
*	Synchronoss Technologies Inc.	42,660	194
*	Ribbon Communications Inc.	65,497	192
	Bel Fuse Inc. Class B	10,903	181
*	eGain Corp.	22,598	172
*	Clearfield Inc.	12,519	170
*	Acacia Research Corp.	54,159	161
*	SharpSpring Inc.	11,046	139
*	AXT Inc.	42,908	136
*	GSI Technology Inc.	17,753	130
*	Casa Systems Inc.	33,604	124
	AstroNova Inc.	7,310	113
*	SecureWorks Corp. Class A	9,335	106
*	Airgain Inc.	9,708	92
*	Rimini Street Inc.	21,907	87
	TESSCO Technologies Inc.	7,094	80
*	Majesco	8,145	73
*	Leaf Group Ltd.	18,238	67
*	Travelzoo	6,035	62
*	DASAN Zhone Solutions Inc.	7,673	61
*	Datadog Inc. Class A	1,447	59
*,^	Ideanomics Inc.	55,795	51
*,^	Pareteum Corp.	115,299	50
*	Phunware Inc.	34,805	45
*	Ping Identity Holding Corp.	1,806	40
*	Coda Octopus Group Inc.	4,793	34
*	Cambium Networks Corp.	4,683	34
*	Cloudflare Inc. Class A	1,448	28
*	Sonim Technologies Inc.	4,356	12
			284,433
Utilities (4.2%)
	Portland General Electric Co.	98,851	5,487
	Black Hills Corp.	67,250	5,149
	ONE Gas Inc.	57,543	5,114
	ALLETE Inc.	57,086	4,573

	Southwest Gas Holdings Inc.	59,814	4,532
	PNM Resources Inc.	87,589	4,244
	Spire Inc.	54,746	4,238
	New Jersey Resources Corp.	97,788	4,160
	NorthWestern Corp.	55,764	3,991
	American States Water Co.	40,363	3,443
	Avista Corp.	72,261	3,417
	Ormat Technologies Inc.	43,699	3,358
	South Jersey Industries Inc.	102,086	3,189
	El Paso Electric Co.	44,671	3,030
	MGE Energy Inc.	38,452	2,981
	Cogent Communications Holdings Inc.	46,292	2,902
	California Water Service Group	52,950	2,722
	Pattern Energy Group Inc. Class A	97,282	2,677
*	Iridium Communications Inc.	109,067	2,541
	Northwest Natural Holding Co.	33,328	2,292
*	8x8 Inc.	103,145	2,117
	SJW Group	28,994	2,053
	Shenandoah Telecommunications Co.	52,786	1,982
*	Vonage Holdings Corp.	249,842	1,976
	Clearway Energy Inc.	81,733	1,621
	Chesapeake Utilities Corp.	17,542	1,599
*	Evoqua Water Technologies Corp.	82,416	1,561
	Middlesex Water Co.	17,659	1,109
	Unitil Corp.	16,003	977
	Clearway Energy Inc. Class A	37,883	719
	ATN International Inc.	12,080	678
	York Water Co.	14,084	624
*	Boingo Wireless Inc.	47,934	552
*	Intelsat SA	73,895	449
*	Cincinnati Bell Inc.	54,457	353
*	AquaVenture Holdings Ltd.	15,386	343
	Artesian Resources Corp. Class A	8,800	327
*	ORBCOMM Inc.	81,599	327
*,^	Gogo Inc.	60,216	305
	Consolidated Communications Holdings Inc.	77,263	280
*	Atlantic Power Corp.	117,142	276
	Consolidated Water Co. Ltd.	16,115	269
	RGC Resources Inc.	8,407	247
	Spok Holdings Inc.	19,996	246
*	Pure Cycle Corp.	19,153	238
	Global Water Resources Inc.	13,185	178
*,^	Cadiz Inc.	14,670	168
	Spark Energy Inc. Class A	13,033	144
*	IDT Corp. Class B	17,686	126
	Genie Energy Ltd. Class B	15,477	125
*,^	Frontier Communications Corp.	115,700	78
			96,087
Total Common Stocks (Cost $2,059,827)			2,251,036

	Coupon
Temporary Cash Investments (2.3%)1
Money Market Fund (2.3%)
3,4 Vanguard Market Liquidity Fund	1.841%		515,386	51,549

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
United States Treasury Bill	1.527%	4/30/20	640	636
Total Temporary Cash Investments (Cost $52,172)				52,185
Total Investments (101.8%) (Cost $2,111,999)				2,303,221
Other Assets and Liabilities-Net (-1.8%)4,5				(39,618)
Net Assets (100%)				2,263,603

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $45,193,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 “Other” represents securities that are not classified by the fund's benchmark index.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Collateral of $49,701,000 was received for securities on loan.
5 Cash of $289,000 has been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust

.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	150	12,179	531

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such

Russell 2000 Index Fund

factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,250,949	—	87
Temporary Cash Investments	51,549	636	—
Futures Contracts—Liabilities[1]	(85)	—	—
Total	2,302,413	636	87

Russell 2000 Index Fund

1 Represents variation margin on the last day of the reporting period.